UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)

35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 99.7%
Accommodation - 0.4%
	1,450	Sunstone Hotel Investors, Inc. (a)	$18,763

Administrative and Support Services - 4.7%
	1,148	Equifax, Inc.	72,588
	543	Portfolio Recovery Associates, Inc. (a)	81,075
	2,346	The ADT Corp.	94,028

			247,691

Ambulatory Health Care Services - 0.4%
	607	HealthSouth Corp. (a)	19,764

Amusement, Gambling, and Recreation Industries - 0.4%
	340	Las Vegas Sands Corp.	18,894

Apparel Manufacturing - 1.0%
	252	VF Corp.	49,644

Beverage and Tobacco Product Manufacturing - 1.8%
	2,115	Altria Group, Inc.	74,152
	349	Constellation Brands, Inc. Class A (a)	18,179

			92,331

Broadcasting (except Internet) - 0.3%
	219	Discovery Communications, Inc. Class A (a)	17,459

Building Material and Garden Equipment and Supplies Dealers - 1.5%
	741	Home Depot, Inc.	58,561
	219	Lumber Liquidators Holdings, Inc. (a)	21,204

			79,765

Chemical Manufacturing - 3.8%
	428	Axiall Corp.	18,866
	252	Jazz Pharmaceuticals PLC (a)	19,029
	1,152	LyondellBasell Industries N.V. Class A	79,154
	734	Olin Corp.	17,910
	844	Techne Corp.	62,236

			197,195

Clothing and Clothing Accessories Stores - 0.3%
	270	Ross Stores, Inc.	18,217

Computer and Electronic Product Manufacturing - 4.5%
	9,033	Exelis, Inc.	133,508
	7,737	Flextronics International Ltd. (a)	67,002
	2,434	LSI Corp. (a)	18,937
	287	SanDisk Corp. (a)	15,819

			235,266

Construction of Buildings - 0.3%
	499	Lennar Corp. Class A	16,901

Credit Intermediation and Related Activities - 19.4%
3,237	BB&T Corp.	115,529
17,862	Synovus Financial Corp.	59,480
1,695	Capital One Financial Corp.	116,989
1,866	Discover Financial Services	92,386
4,955	FirstMerit Corp.	111,091
2,274	JPMorgan Chase & Co.	126,729
8,738	KeyCorp	107,390
7,303	MFA Financial, Inc.	58,278
6,940	People’s United Financial, Inc.	104,100
268	State Street Corp.	18,672
1,685	UMB Financial Corp.	100,763

		1,011,407

Data Processing, Hosting and Related Services - 2.2%
1,990	AOL, Inc.	73,312
899	Ciena Corp. (a)	19,832
368	Red Hat, Inc. (a)	19,051

		112,195

Diversified Financials - 0.4%
630	ING U.S., Inc. (a)	19,606

Electronics and Appliance Stores - 2.6%
2,719	GameStop Corp. Class A	133,393

Fabricated Metal Product Manufacturing - 2.7%
795	Alliant Techsystems, Inc.	74,015
1,126	Crane Co.	68,573

		142,588

Food and Beverage Stores - 0.4%
495	Kroger Co.	19,439

Food Manufacturing - 0.7%
798	Flowers Foods, Inc.	18,322
677	Tyson Foods, Inc. Class A	18,699

		37,021

Food Services and Drinking Places - 2.2%
262	Starbucks Corp.	18,665
1,844	The Cheesecake Factory, Inc.	78,259
248	Yum! Brands, Inc.	18,084

		115,008

Funds, Trusts, and Other Financial Vehicles - 2.8%
6,691	Invesco Mortgage Capital	109,933
557	Omega Healthcare Investors, Inc.	17,729
111	Simon Property Group, Inc.	17,767

		145,429

Furniture and Related Product Manufacturing - 0.4%
449	Fortune Brands Home & Security, Inc.	18,548

General Merchandise Stores - 1.6%
339	Dollar Tree, Inc. (a)	18,187
1,223	Kohl’s Corp.	64,795

		82,982

Insurance Carriers and Related Activities - 7.8%
191	Alleghany Corp. (a)	77,141
399	American International Group, Inc. (a)	18,158
802	Assured Guaranty Ltd.	17,355
156	Berkshire Hathaway, Inc. Class B (a)	18,076
1,482	Genworth Financial, Inc. Class A (a)	19,251
7,984	Symetra Financial Corp.	143,553
3,258	Validus Holdings Ltd.	115,431

		408,965

Machinery Manufacturing - 0.7%
370	Baker Hughes, Inc.	17,549
251	National Oilwell Varco, Inc.	17,613

		35,162

Management of Companies and Enterprises - 2.5%
4,030	Hancock Holding Co.	132,023

Materials - 0.4%
180	Westlake Chemical Corp.	18,724

Merchant Wholesalers, Durable Goods - 0.7%
341	Delphi Automotive PLC	18,319
678	LKQ Corp. (a)	17,675

		35,994

Miscellaneous Manufacturing - 1.6%
5,918	Boston Scientific Corp. (a)	64,624
270	Edwards Lifesciences Corp. (a)	19,273

		83,897

Miscellaneous Store Retailers - 2.5%
7,704	Staples, Inc.	131,122

Nonstore Retailers - 1.1%
1,183	IAC/InterActiveCorp	59,872

Oil and Gas Extraction - 2.6%
205	Concho Resources, Inc. (a)	18,386
1,291	Enterprise Products Partners LP	80,080
262	Hess Corp.	19,509
196	Occidental Petroleum Corp.	17,454

		135,429

Other Information Services - 0.3%
907	Pandora Media, Inc. (a)	16,634

Petroleum and Coal Products Manufacturing - 2.9%
2,897	HollyFrontier Corp.	131,958
288	Murphy Oil Corp.	19,503

		151,461

Pipeline Transportation - 6.4%
2,459	Holly Energy Partners, LP	93,541
1,556	Plains All American Pipeline, LP	82,841
1,254	Sunoco Logistics Partners LP	76,381
1,348	Western Gas Partners LP	83,037

		335,800

Primary Metal Manufacturing - 0.3%
77	Precision Castparts Corp.	17,072

Professional, Scientific, and Technical Services - 0.3%
449	Solarwinds, Inc. (a)	15,935

Real Estate - 3.8%
5,086	Healthcare Trust of America, Inc.	55,692
4,284	Retail Properties of America, Inc.	60,362
231	Taubman Centers, Inc.	16,914
6,366	Two Harbors Investment Corp.	63,851

		196,819

Rental and Leasing Services - 0.3%
999	AerCap Holdings N.V. (a)	17,502

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.3%
375	CBOE Holdings, Inc.	18,788
824	Charles Schwab Corp.	18,202
659	CME Group, Inc.	48,752
3,725	E*TRADE Financial Corp. (a)	55,503
3,216	Vantiv, Inc. (a)	83,905

		225,150

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.4%
272	Cabela’s, Inc. (a)	18,670

Support Activities for Mining - 2.1%
337	Atwood Oceanics, Inc. (a)	18,987
1,918	Oiltanking Partners LP	93,023

		112,010

Transportation Equipment Manufacturing - 2.5%
686	Boeing Co.	72,099
2,590	Dana Holding Corp.	56,592

		128,691

Utilities - 1.4%
1,259	American Water Works Co., Inc.	53,734
670	MDU Resources Group, Inc.	18,787

		72,521

	TOTAL COMMON STOCKS (Cost $5,022,357)	$5,198,959

	TOTAL INVESTMENTS (Cost $5,022,357) - 99.7%	$5,198,959
	Other Assets in Excess of Liabilities - 0.3%	14,351

	TOTAL NET ASSETS - 100.0%	$5,213,310

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 99.8%
Accommodation - 0.3%
	252	Host Hotels & Resorts, Inc.	$4,501
	81	Marriott International, Inc. Class A	3,367
	66	Starwood Hotels & Resorts Worldwide, Inc.	4,366
	46	Wyndham Worldwide Corp.	2,866

			15,100

Administrative and Support Services - 0.5%
	13	Dun & Bradstreet Corp.	1,347
	41	Equifax, Inc.	2,593
	32	Expedia, Inc.	1,508
	109	Paychex, Inc.	4,299
	47	Robert Half International, Inc.	1,750
	74	The ADT Corp. (a)	2,966
	37	TripAdvisor, Inc. (a)	2,776
	148	Waste Management, Inc.	6,220

			23,459

Air Transportation - 0.1%
	244	Southwest Airlines Co.	3,375

Ambulatory Health Care Services - 0.2%
	29	DaVita, Inc. (a)	3,376
	31	Laboratory Corp. of America Holdings (a)	2,999
	53	Quest Diagnostics, Inc.	3,090

			9,465

Amusement, Gambling, and Recreation Industries - 0.8%
	609	The Walt Disney Co.	39,371
	27	Wynn Resorts Ltd.	3,595

			42,966

Apparel Manufacturing - 0.2%
	35	Cintas Corp.	1,663
	27	PVH Corp.	3,558
	30	VF Corp.	5,910

			11,131

Beverage and Tobacco Product Manufacturing - 4.0%
	679	Altria Group, Inc.	23,806
	54	Beam, Inc.	3,509
	51	Brown Forman Corp. Class B	3,698
	1,294	Coca-Cola Co.	51,864
	87	Coca-Cola Enterprises, Inc.	3,266
	52	Constellation Brands, Inc. Class A (a)	2,709
	69	Dr Pepper Snapple Group, Inc.	3,225
	128	Lorillard, Inc.	5,444
	53	Molson Coors Brewing Co. Class B	2,653
	49	Monster Beverage Corp. (a)	2,989
	523	Pepsico, Inc.	43,691
	553	Philip Morris International, Inc.	49,317
	108	Reynolds American, Inc.	5,338

			201,509

Broadcasting (except Internet) - 1.8%
	73	Cablevision Systems Corp. Class A	1,364
	193	CBS Corp. Class B	10,198
	890	Comcast Corp. Class A	40,122
	189	DIRECTV Class A (a)	11,958
	83	Discovery Communications, Inc. Class A (a)	6,617
	29	Scripps Networks Interactive, Inc. Class A	2,052
	673	Twenty-First Century Fox, Inc.	20,109

			92,420

Building Material and Garden Equipment and Supplies Dealers - 1.3%
	91	Fastenal Co.	4,460
	494	Home Depot, Inc.	39,041
	362	Lowe’s Companies, Inc.	16,138
	29	The Sherwin Williams Co.	5,051

			64,690

Chemical Manufacturing - 10.1%
	527	Abbott Laboratories	19,304
	535	AbbVie, Inc.	24,332
	43	Actavis, Inc. (a)	5,774
	70	Air Products & Chemicals, Inc.	7,605
	66	Alexion Pharmaceuticals, Inc. (a)	7,671
	100	Allergan, Inc.	9,112
	146	Avon Products, Inc.	3,338
	555	Bristol-Myers Squibb Co.	23,998
	141	Celgene Corp. (a)	20,707
	20	CF Industries Holdings, Inc.	3,921
	44	Clorox Co.	3,781

Chemical Manufacturing (continued)
296	Colgate-Palmolive Co.	17,721
311	E.I. du Pont de Nemours and Co.	17,942
52	Eastman Chemical Co.	4,182
90	Ecolab, Inc.	8,293
335	Eli Lilly & Co.	17,792
79	Forest Laboratories, Inc. (a)	3,441
515	Gilead Sciences, Inc. (a)	31,647
56	Hospira, Inc. (a)	2,279
28	International Flavors & Fragrances, Inc.	2,259
949	Johnson & Johnson	88,731
58	Life Technologies Corp. (a)	4,327
128	LyondellBasell Industries NV Class A	8,795
68	Mead Johnson Nutrition Co.	4,953
1,020	Merck & Co., Inc.	49,133
94	Mosaic Co.	3,862
129	Mylan, Inc. (a)	4,329
30	Perrigo Co.	3,732
2,255	Pfizer, Inc.	65,913
48	PPG Industries, Inc.	7,701
100	Praxair, Inc.	12,017
26	Regeneron Pharmaceuticals, Inc. (a)	7,022
409	The Dow Chemical Co.	14,331
169	Zoetis, Inc.	5,038

		514,983

Clothing and Clothing Accessories Stores - 0.6%
26	Abercrombie & Fitch Co. Class A	1,297
98	Gap, Inc.	4,498
50	Nordstrom, Inc.	3,062
74	Ross Stores, Inc.	4,993
41	Tiffany & Co.	3,260
243	TJX Companies, Inc.	12,645
37	Urban Outfitters, Inc. (a)	1,575

		31,330

Computer and Electronic Product Manufacturing - 10.6%
205	Advanced Micro Devices, Inc. (a)	773
116	Agilent Technologies, Inc.	5,189
108	Altera Corp.	3,840
54	Amphenol Corp. Class A	4,242
104	Analog Devices, Inc.	5,133
317	Apple, Inc.	143,442
178	Broadcom Corp. Class A	4,907
1,806	Cisco Systems, Inc.	46,143
197	Danaher Corp.	13,266
496	Dell, Inc.	6,284
710	EMC Corp.	18,567
22	First Solar, Inc. (a)	1,083
48	FLIR System, Inc.	1,559
18	Fossil Group, Inc. (a)	1,978
37	Garmin Ltd.	1,483
23	Harman International Industries, Inc.	1,392
37	Harris Corp.	2,112
652	Hewlett-Packard Co.	16,743
1,680	Intel Corp.	39,145
352	International Business Machines Corp.	68,653
62	Jabil Circuit, Inc.	1,425
80	JDS Uniphase Corp. (a)	1,174
171	Juniper Networks, Inc. (a)	3,706
30	L-3 Communications Holdings, Inc.	2,795
79	Linear Technology Corp.	3,204
186	LSI Corp. (a)	1,447
67	Microchip Technology, Inc.	2,663
348	Micron Technology, Inc. (a)	4,611
47	Molex, Inc.	1,402
92	Motorola Solutions, Inc.	5,044
122	NetApp, Inc. (a)	5,017
79	Northrop Grumman Corp.	7,273
69	Pentair Ltd.	4,215
38	PerkinElmer, Inc.	1,295
584	QUALCOMM, Inc.	37,697
110	Raytheon Co.	7,902
82	SanDisk Corp. (a)	4,520
108	Seagate Technology PLC	4,418
96	St. Jude Medical, Inc.	5,029
55	Teradata Corp. (a)	3,252
64	Teradyne, Inc. (a)	1,055
375	Texas Instruments, Inc.	14,700
157	Tyco International Ltd.	5,465
37	Varian Medical Systems, Inc. (a)	2,683
151	Viacom, Inc. Class B	10,988

Computer and Electronic Product Manufacturing (continued)
72	Western Digital Corp.	4,635
89	Xilinx, Inc.	4,155

		537,704

Construction of Buildings - 0.1%
95	D.R. Horton, Inc.	1,910
56	Lennar Corp. Class A	1,897
115	PulteGroup, Inc. (a)	1,912

		5,719

Couriers and Messengers - 0.6%
100	FedEx Corp.	10,600
240	United Parcel Service, Inc. Class B	20,832

		31,432

Credit Intermediation and Related Activities - 8.8%
323	American Express Co.	23,827
68	Ameriprise Financial, Inc.	6,052
3,643	Bank Of America Corp.	53,188
392	Bank Of New York Mellon Corp.	12,328
237	BB&T Corp.	8,459
197	Capital One Financial Corp.	13,597
1,028	Citigroup, Inc.	53,600
63	Comerica, Inc.	2,680
166	Discover Financial Services	8,218
296	Fifth Third Bancorp	5,692
92	H & R Block, Inc.	2,892
161	Hudson City Bancorp, Inc.	1,539
1,277	JPMorgan Chase & Co.	71,167
311	KeyCorp	3,822
41	M&T Bank Corp.	4,791
74	Northern Trust Corp.	4,332
115	People’s United Financial, Inc.	1,725
179	PNC Financial Services Group, Inc.	13,613
478	Regions Financial Corp.	4,785
150	SLM Corp.	3,707
154	State Street Corp.	10,729
182	SunTrust Banks, Inc.	6,332
625	U.S. Bancorp	23,325
171	Visa, Inc. Class A	30,269
1,665	Wells Fargo & Co.	72,428
188	Western Union Co.	3,376
62	Zions Bancorporation	1,838

		448,311

Data Processing, Hosting and Related Services - 0.6%
60	Akamai Technologies, Inc. (a)	2,832
164	Automatic Data Processing, Inc.	11,823
63	Citrix Systems, Inc. (a)	4,537
45	Fiserv, Inc. (a)	4,331
64	Red Hat, Inc. (a)	3,313
54	Total System Services, Inc.	1,480

		28,316

Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
498	Corning, Inc.	7,565
243	Emerson Electric Co.	14,913
140	TE Connectivity Ltd.	7,146
27	Whirlpool Corp.	3,616

		33,240

Electronics and Appliance Stores - 0.1%
91	Best Buy Co., Inc.	2,739
40	GameStop Corp. Class A	1,962

		4,701

Fabricated Metal Product Manufacturing - 0.2%
50	Ball Corp.	2,240
50	Parker Hannifin Corp.	5,164
20	Snap-on, Inc.	1,897

		9,301

Food and Beverage Stores - 0.3%
176	Kroger Co.	6,911
81	Safeway, Inc.	2,089
117	Whole Foods Market, Inc.	6,503

		15,503

Food Manufacturing - 1.6%
223	Archer-Daniels Midland Co.	8,133
60	Campbell Soup Co.	2,808
141	ConAgra Foods, Inc.	5,105
218	General Mills, Inc.	11,335
46	Hormel Foods Corp.	1,948
86	Kellogg Co.	5,697
201	Kraft Foods Group, Inc.	11,373
45	McCormick & Co, Inc.	3,222
603	Mondelez International, Inc.	18,856
51	The Hershey Co.	4,838

Food Manufacturing (continued)
36	The J.M. Smucker Co.	4,051
96	Tyson Foods, Inc. Class A	2,652

		80,018

Food Services and Drinking Places - 1.4%
10	Chipotle Mexican Grill, Inc. (a)	4,123
44	Darden Restaurants, Inc.	2,158
339	McDonald’s Corp.	33,248
253	Starbucks Corp.	18,024
152	Yum! Brands, Inc.	11,084

		68,637

Forestry and Logging - 0.2%
55	Plum Creek Timber Co., Inc.	2,683
195	Weyerhaeuser Co.	5,538

		8,221

Funds, Trusts, and Other Financial Vehicles - 0.5%
138	Kimco Realty Corp.	3,112
46	Macerich Co.	2,854
105	Simon Property Group, Inc.	16,807

		22,773

Furniture and Home Furnishings Stores - 0.1%
74	Bed Bath & Beyond, Inc. (a)	5,659

Furniture and Related Product Manufacturing - 0.1%
48	Leggett & Platt, Inc.	1,508
121	Masco Corp.	2,483

		3,991

General Merchandise Stores - 2.0%
148	Costco Wholesale Corp.	17,359
102	Dollar General Corp. (a)	5,576
76	Dollar Tree, Inc. (a)	4,077
32	Family Dollar Stores, Inc.	2,200
48	J.C. Penney Co., Inc. (a)	701
69	Kohl’s Corp.	3,656
130	Macy’s, Inc.	6,284
37	O’Reilly Automotive, Inc. (a)	4,635
217	Target Corp.	15,461
554	Wal-Mart Stores, Inc.	43,178

		103,127

Health and Personal Care Stores - 1.4%
414	CVS Caremark Corp.	25,457
276	Express Scripts Holding Co. (a)	18,092
81	L Brands, Inc.	4,517
77	McKesson Corp.	9,445
291	Walgreen Co.	14,623

		72,134

Heavy and Civil Engineering Construction - 0.1%
55	Fluor Corp.	3,441

Hospitals - 0.0% (†)
35	Tenet Healthcare Corp. (a)	1,563

Insurance Carriers and Related Activities - 5.5%
115	ACE Ltd.	10,509
128	Aetna, Inc.	8,214
158	Aflac, Inc.	9,745
158	Allstate Corp.	8,055
499	American International Group, Inc. (a)	22,709
104	Aon PLC	7,020
26	Assurant, Inc.	1,408
616	Berkshire Hathaway, Inc. Class B (a)	71,377
88	Chubb Corp.	7,612
96	CIGNA Corp.	7,472
50	Cincinnati Financial Corp.	2,450
167	Genworth Financial, Inc. Class A (a)	2,169
154	Hartford Financial Services Group, Inc.	4,752
53	Humana, Inc.	4,837
91	Lincoln National Corp.	3,792
104	Loews Corp.	4,737
186	Marsh & McLennan Companies, Inc.	7,788
370	MetLife, Inc.	17,916
93	Principal Financial Group, Inc.	4,032
187	Progressive Corp.	4,864
157	Prudential Financial, Inc.	12,398
31	Torchmark Corp.	2,203

Insurance Carriers and Related Activities (continued)
127	Travelers Companies, Inc.	10,611
345	UnitedHealth Group, Inc.	25,133
90	Unum Group	2,848
102	WellPoint, Inc.	8,727
98	XL Group PLC	3,072

		276,450

Leather and Allied Product Manufacturing - 0.3%
245	NIKE, Inc. Class B	15,415

Machinery Manufacturing - 3.9%
406	Applied Materials, Inc.	6,622
149	Baker Hughes, Inc.	7,067
222	Caterpillar, Inc.	18,406
60	Cummins, Inc.	7,271
131	Deere & Co.	10,883
58	Dover Corp.	4,967
48	Flowserve Corp.	2,721
46	FMC Corp.	3,043
80	FMC Technologies, Inc. (a)	4,264
3,494	General Electric Co.	85,149
140	Illinois Tool Works, Inc.	10,086
94	Ingersoll-Rand PLC	5,739
36	Joy Global, Inc.	1,782
56	KLA-Tencor Corp.	3,283
55	Lam Research Corp. (a)	2,707
144	National Oilwell Varco, Inc.	10,104
38	Pall Corp.	2,658
68	Pitney Bowes, Inc.	1,123
33	Roper Industries, Inc.	4,157
55	Stanley Black & Decker, Inc.	4,654

		196,686

Management of Companies and Enterprises - 0.9%
209	AES Corp.	2,600
40	AGL Resources, Inc.	1,832
146	Goldman Sachs Group, Inc.	23,948
283	Huntington Bancshares, Inc.	2,420
464	Morgan Stanley	12,625

		43,425

Merchant Wholesalers, Durable Goods - 0.6%
84	Cameron International Corp. (a)	4,981
159	Covidien PLC	9,799
98	Delphi Automotive PLC	5,265
28	Patterson Companies, Inc	1,145
20	W.W. Grainger, Inc.	5,243
415	Xerox Corp.	4,026

		30,459

Merchant Wholesalers, Nondurable Goods - 2.3%
22	Airgas, Inc.	2,271
78	AmerisourceBergen Corp.	4,545
116	Cardinal Health, Inc.	5,810
180	Monsanto Co.	17,780
926	Procter & Gamble Co.	74,358
21	Ralph Lauren Corp.	3,823
41	Sigma-Aldrich Corp.	3,426
201	Sysco Corp.	6,937

		118,950

Mining (except Oil and Gas) - 0.4%
52	Cliffs Natural Resources, Inc.	1,015
77	CONSOL Energy, Inc.	2,389
351	Freeport-McMoRan Copper & Gold, Inc.	9,926
168	Newmont Mining Corp.	5,040
91	Peabody Energy Corp.	1,507
44	Vulcan Materials Co.	2,076

		21,953

Miscellaneous Manufacturing - 2.6%
215	3M Co.	25,248
183	Baxter International, Inc.	13,366
66	Becton, Dickinson & Co.	6,846
456	Boston Scientific Corp. (a)	4,980
25	C.R. Bard, Inc.	2,865
74	CareFusion Corp. (a)	2,854
95	Coach, Inc.	5,047
48	DENTSPLY International, Inc.	2,058
38	Edwards Lifesciences Corp. (a)	2,712
81	Estee Lauder Companies, Inc. Class A	5,318

Miscellaneous Manufacturing (continued)
39	Hasbro, Inc.	1,794
14	Intuitive Surgical, Inc. (a)	5,432
117	Mattel, Inc.	4,918
342	Medtronic, Inc.	18,892
47	Rockwell Automation, Inc.	4,552
97	Stryker Corp.	6,835
121	Thermo Fisher Scientific, Inc.	11,024
57	Zimmer Holdings, Inc.	4,758

		129,499

Miscellaneous Store Retailers - 0.1%
35	PetSmart, Inc.	2,563
224	Staples, Inc.	3,812

		6,375

Motion Picture and Sound Recording Industries - 0.5%
19	Netflix, Inc. (a)	4,640
315	Time Warner, Inc.	19,612

		24,252

Motor Vehicle and Parts Dealers - 0.2%
13	AutoNation, Inc. (a)	623
12	AutoZone, Inc. (a)	5,383
76	CarMax, Inc. (a)	3,727

		9,733

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
56	Owens-Illinois, Inc. (a)	1,666

Nonstore Retailers - 1.1%
123	Amazon.com, Inc. (a)	37,050
395	eBay, Inc. (a)	20,418

		57,468

Oil and Gas Extraction - 2.5%
169	Anadarko Petroleum Corp.	14,960
132	Apache Corp.	10,593
71	Cabot Oil & Gas Corp.	5,383
175	Chesapeake Energy Corp.	4,078
126	Denbury Resources, Inc. (a)	2,205
128	Devon Energy Corp.	7,041
92	EOG Resources, Inc.	13,385
36	Helmerich & Payne, Inc.	2,275
101	Hess Corp.	7,520
240	Marathon Oil Corp.	8,726
46	Newfield Exploration Co. (a)	1,132
121	Noble Energy, Inc.	7,561
272	Occidental Petroleum Corp.	24,222
46	Pioneer Natural Resources Co.	7,119
61	QEP Resources, Inc.	1,860
55	Range Resources Corp.	4,351
119	Southwestern Energy Co. (a)	4,616
68	WPX Energy, Inc. (a)	1,306

		128,333

Other Information Services - 1.8%
91	Google, Inc. Class A (a)	80,772
322	Yahoo!, Inc. (a)	9,045

		89,817

Paper Manufacturing - 0.5%
35	Bemis Co., Inc.	1,442
150	International Paper Co.	7,247
130	Kimberly-Clark Corp.	12,843
60	MeadWestvaco Corp.	2,217
66	Sealed Air Corp.	1,798

		25,547

Performing Arts, Spectator Sports, and Related Industries - 0.0% (†)
88	International Game Technology	1,625

Petroleum and Coal Products Manufacturing - 5.6%
655	Chevron Corp.	82,458
413	ConocoPhillips	26,787
1,503	Exxon Mobil Corp.	140,905
110	Marathon Petroleum Corp.	8,066
61	Murphy Oil Corp.	4,131
209	Phillips 66	12,854
46	Tesoro Corp.	2,615
184	Valero Energy Corp.	6,582

		284,398

Pipeline Transportation - 0.2%
70	ONEOK, Inc.	3,707
231	Williams Companies, Inc.	7,893

		11,600

Plastics and Rubber Products Manufacturing - 0.1%
83	Goodyear Tire & Rubber Co. (a)	1,536
97	Newell Rubbermaid, Inc.	2,621

		4,157

Primary Metal Manufacturing - 0.4%
361	Alcoa, Inc.	2,870
36	Allegheny Technologies, Inc.	993
107	Nucor Corp.	5,006
49	Precision Castparts Corp.	10,864
49	United States Steel Corp.	850

		20,583

Printing and Related Support Activities - 0.0% (†)
34	Avery Dennison Corp.	1,521

Professional, Scientific, and Technical Services - 2.9%
220	Accenture PLC Class A	16,237
253	Amgen, Inc.	27,398
80	Biogen Idec, Inc. (a)	17,450
99	Cerner Corp. (a)	4,851
102	Cognizant Technology Solutions Corp. Class A (a)	7,384
51	Computer Sciences Corp.	2,431
27	F5 Networks, Inc. (a)	2,370
145	Interpublic Group of Companies, Inc.	2,385
44	Jacobs Engineering Group, Inc. (a)	2,605
35	MasterCard, Inc. Class A	21,371
66	Moody’s Corp.	4,473
71	Nielsen Holdings NV	2,373
87	Omnicom Group, Inc.	5,592
17	priceline.com, Inc. (a)	14,886
96	SAIC, Inc.	1,468
183	Salesforce.com, Inc. (a)	8,006
51	VeriSign, Inc. (a)	2,440
29	Waters Corp. (a)	2,927

		146,647

Publishing Industries (except Internet) - 3.3%
170	Adobe Systems, Inc. (a)	8,038
76	Autodesk, Inc. (a)	2,690
45	BMC Software, Inc. (a)	2,069
112	CA, Inc.	3,331
102	Electronic Arts, Inc. (a)	2,664
77	Gannett Co., Inc.	1,984
94	Intuit, Inc.	6,008
93	McGraw-Hill Companies, Inc.	5,752
2,540	Microsoft Corp.	80,848
168	News Corp. Class A (a)	2,676
195	NVIDIA Corp.	2,814
1,242	Oracle Corp.	40,179
235	Symantec Corp.	6,270
2	Washington Post Co. Class B	1,075

		166,398

Rail Transportation - 0.9%
345	CSX Corp.	8,559
37	Kansas City Southern	3,987
106	Norfolk Southern Corp.	7,755
158	Union Pacific Corp.	25,056

		45,357

Real Estate - 1.2%
49	Apartment Investment & Management Co. Class A	1,440
41	AvalonBay Communities, Inc.	5,549
51	Boston Properties, Inc.	5,454
103	CBRE Group, Inc. Class A (a)	2,387
108	Equity Residential	6,048
154	HCP, Inc.	6,756
96	Health Care REIT, Inc.	6,191
168	Prologis, Inc.	6,444
49	Public Storage	7,802
99	Ventas, Inc.	6,508
57	Vornado Realty Trust	4,834

		59,413

Rental and Leasing Services - 0.0% (†)
18	Ryder System, Inc.	1,113

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
42	BlackRock, Inc.	11,843
372	Charles Schwab Corp.	8,217
104	CME Group, Inc.	7,694
97	E*TRADE Financial Corp. (a)	1,445
140	Franklin Resources, Inc.	6,843
25	IntercontinentalExchange, Inc. (a)	4,561
150	Invesco Ltd.	4,829

Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
38	Legg Mason, Inc.	1,307
40	NASDAQ OMX Group, Inc.	1,296
82	NYSE Euronext	3,457
88	T. Rowe Price Group, Inc.	6,621

		58,113

Specialty Trade Contractors - 0.0% (†)
72	Quanta Services, Inc. (a)	1,930

Support Activities for Mining - 1.2%
23	Diamond Offshore Drilling, Inc.	1,551
79	Ensco PLC Class A	4,530
315	Halliburton Co.	14,235
100	Nabors Industries Ltd.	1,539
86	Noble Corp.	3,285
42	Rowan Companies PLC Class A (a)	1,443
449	Schlumberger Ltd.	36,517

		63,100

Support Activities for Transportation - 0.1%
54	C.H. Robinson Worldwide, Inc.	3,220
70	Expeditors International of Washington, Inc.	2,822

		6,042

Telecommunications - 3.0%
134	American Tower Corp.	9,486
1,818	AT&T, Inc.	64,121
206	CenturyLink, Inc.	7,385
99	Crown Castle International Corp. (a)	6,955
99	Fidelity National Information Services, Inc.	4,273
337	Frontier Communications Corp.	1,469
98	Time Warner Cable, Inc.	11,179
967	Verizon Communications, Inc.	47,847
200	Windstream Corp.	1,670

		154,385

Transportation Equipment Manufacturing - 3.3%
231	Boeing Co.	24,278
39	BorgWarner, Inc. (a)	3,722
160	Eaton Corp PLC	11,031
1,328	Ford Motor Co.	22,417
112	General Dynamics Corp.	9,558
260	General Motors Co. (a)	9,326
76	Harley-Davidson, Inc.	4,315
266	Honeywell International, Inc.	22,073
231	Johnson Controls, Inc.	9,289
90	Lockheed Martin Corp.	10,811
120	PACCAR, Inc.	6,752
46	Rockwell Collins, Inc.	3,274
94	Textron, Inc.	2,574
286	United Technologies Corp.	30,192

		169,612

Utilities - 3.5%
82	Ameren Corp.	2,936
164	American Electric Power Co., Inc.	7,601
145	CenterPoint Energy, Inc.	3,599
90	CMS Energy Corp.	2,519
99	Consolidated Edison, Inc.	5,930
195	Dominion Resources, Inc.	11,565
59	DTE Energy Co.	4,171
238	Duke Energy Corp.	16,898
110	Edison International	5,484
60	Entergy Corp.	4,050
51	EQT Corp.	4,412
289	Exelon Corp.	8,841
141	FirstEnergy Corp.	5,368
27	Integrys Energy Group, Inc.	1,696
214	Kinder Morgan, Inc.	8,081
143	NextEra Energy, Inc.	12,385
105	NiSource, Inc.	3,226
106	Northeast Utilities	4,707
109	NRG Energy, Inc.	2,923
84	Pepco Holdings, Inc.	1,726
149	PG&E Corp.	6,838
37	Pinnacle West Capital Corp.	2,179
214	PPL Corp.	6,799
171	Public Service Enterprise Group, Inc.	5,778

Utilities (continued)
47	SCANA Corp.	2,440
76	Sempra Energy	6,660
294	Southern Co.	13,183
226	Spectra Energy Corp.	8,133
69	TECO Energy, Inc.	1,219
77	Wisconsin Energy Corp.	3,348
168	Xcel Energy, Inc.	5,032

		179,727

Warehousing and Storage - 0.0% (†)
57	Iron Mountain, Inc.	1,585

Waste Management and Remediation Services - 0.1%
100	Republic Services, Inc.	3,391
29	Stericycle, Inc. (a)	3,362

		6,753

Water Transportation - 0.1%
150	Carnival Corp.	5,555

Wholesale Electronic Markets and Agents and Brokers - 0.1%
52	Genuine Parts Co.	4,263

Wood Product Manufacturing - 0.1%
100	Leucadia National Corp.	2,683
63	Xylem, Inc.	1,571

		4,254

	TOTAL COMMON STOCKS (Cost $4,134,319)	$5,068,378

SHORT TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%
355,398	Dreyfus Treasury Prime Cash Management, 0.00%(††)	$355,398

	TOTAL SHORT TERM INVESTMENTS (Cost $355,398)	$355,398

	TOTAL INVESTMENTS (Cost $4,489,717) - 106.8%	$5,423,776
	Liabilities in Excess of Other Assets - (6.8)%	(346,639)

	TOTAL NET ASSETS - 100.0%	$5,077,137

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 1.7%
	1,120	Expedia, Inc.	$52,786
	1,774	Paychex, Inc.	69,967

			122,753

Amusement, Gambling, and Recreation Industries - 0.9%
	509	Wynn Resorts Ltd.	67,763

Beverage and Tobacco Product Manufacturing - 1.0%
	1,174	Monster Beverage Corp.(a)	71,602

Broadcasting (except Internet) - 7.0%
	525	Charter Communications, Inc. Class A(a)	66,014
	1,658	Comcast Corp. Class A	74,742
	1,069	DIRECTV Class A(a)	67,636
	874	Discovery Communications, Inc. Class A(a)	69,675
	2,981	Liberty Interactive Corp. Class A(a)	72,915
	20,866	Sirius XM Radio, Inc.	77,830
	2,379	Twenty-First Century Fox, Inc.	71,085

			499,897

Building Material and Garden Equipment and Supplies Dealers - 1.0%
	1,463	Fastenal Co.	71,702

Chemical Manufacturing - 7.6%
	744	Alexion Pharmaceuticals, Inc.(a)	86,475
	579	Celgene Corp.(a)	85,032
	1,351	Gilead Sciences, Inc.(a)	83,019
	890	Life Technologies Corp.(a)	66,394
	2,153	Mylan, Inc.(a)	72,255
	306	Regeneron Pharmaceuticals, Inc.(a)	82,638
	868	Vertex Pharmaceuticals, Inc.(a)	69,266

			545,079

Clothing and Clothing Accessories Stores - 1.0%
	1,033	Ross Stores, Inc.	69,697

Computer and Electronic Product Manufacturing - 23.4%
	4,867	Activision Blizzard, Inc.	87,509
	2,061	Altera Corp.	73,289
	1,459	Analog Devices, Inc.	72,016
	159	Apple, Inc.	71,949
	1,765	Avago Technologies Ltd.	64,740
	1,983	Broadcom Corp. Class A	54,671
	2,693	Cisco Systems, Inc.	68,806
	4,939	Dell, Inc.	62,577
	659	Fossil Group, Inc.(a)	72,424
	1,900	Garmin Ltd.	76,152
	2,725	Intel Corp.	63,493
	1,814	Linear Technology Corp.	73,576
	2,363	Maxim Integrated Products, Inc.	67,582
	1,794	Microchip Technology, Inc.	71,294
	4,744	Micron Technology, Inc.(a)	62,858
	1,737	NetApp, Inc. (a)	71,425
	1,087	QUALCOMM, Inc.	70,166
	1,120	SanDisk Corp.(a)	61,734
	919	SBA Communications Corp.(a)	68,089
	1,560	Seagate Technology PLC	63,820
	1,886	Texas Instruments, Inc.	73,931
	1,003	Viacom, Inc. Class B	72,988
	1,096	Western Digital Corp.	70,560
	1,692	Xilinx, Inc.	78,998

			1,674,647

Data Processing, Hosting and Related Services - 4.2%
	1,618	Akamai Technologies, Inc.(a)	76,370
	961	Automatic Data Processing, Inc.	69,278
	1,099	Citrix Systems, Inc.(a)	79,150
	762	Fiserv, Inc.(a)	73,335

			298,133

Food and Beverage Stores - 1.0%
1,289	Whole Foods Market, Inc.	71,643

Food Manufacturing - 2.0%
1,232	Kraft Foods Group, Inc.	69,707
2,286	Mondelez International, Inc.	71,483

		141,190

Food Services and Drinking Places - 1.0%
1,019	Starbucks Corp.	72,594

Furniture and Home Furnishings Stores - 1.0%
941	Bed Bath & Beyond, Inc.(a)	71,958

General Merchandise Stores - 4.0%
607	Costco Wholesale Corp.	71,195
1,334	Dollar Tree, Inc.(a)	71,569
594	O’Reilly Automotive, Inc.(a)	74,404
1,498	Sears Holdings Corp.(a)	68,608

		285,776

Health and Personal Care Stores - 1.0%
1,064	Express Scripts Holding Co.(a)	69,745

Insurance Carriers and Related Activities - 1.0%
1,142	Verisk Analytics, Inc. Class A(a)	73,499

Machinery Manufacturing - 2.0%
4,376	Applied Materials, Inc.	71,373
1,204	KLA-Tencor Corp.	70,591

		141,964

Merchant Wholesalers, Durable Goods - 1.0%
704	Henry Schein, Inc.(a)	73,096

Merchant Wholesalers, Nondurable Goods - 0.9%
817	Sigma-Aldrich Corp.	68,269

Mining (except Oil and Gas) - 1.0%
988	Randgold Resources Ltd. ADR	73,379

Miscellaneous Manufacturing - 2.5%
1,614	DENTSPLY International, Inc.	69,208
131	Intuitive Surgical, Inc.(a)	50,828
1,495	Mattel, Inc.	62,835

		182,871

Miscellaneous Store Retailers - 1.0%
4,227	Staples, Inc.	71,944

Motion Picture and Sound Recording Industries - 1.0%
303	Netflix, Inc.(a)	73,999

Nonstore Retailers - 1.9%
242	Amazon.com, Inc.(a)	72,895
1,290	eBay, Inc.(a)	66,680

		139,575

Other Information Services - 5.7%
706	Baidu, Inc. ADR(a)	93,411
2,686	Facebook, Inc.(a)	98,925
75	Google, Inc. Class A(a)	66,570
940	Liberty Global PLC(a)	76,253
2,615	Yahoo!, Inc.(a)	73,455

		408,614

Professional, Scientific, and Technical Services - 6.2%
671	Amgen, Inc.	72,663
332	Biogen Idec, Inc.(a)	72,419
1,393	Cerner Corp. (a)	68,257
1,058	Cognizant Technology Solutions Corp. Class A(a)	76,589
929	F5 Networks, Inc.(a)	81,529
81	priceline.com, Inc.(a)	70,929

		442,386

Publishing Industries (except Internet) - 9.8%
1,473	Adobe Systems, Inc.(a)	69,643
1,927	Autodesk, Inc.(a)	68,197
2,396	CA, Inc.	71,257
1,319	Catamaran Corp.(a)	69,643
1,341	Check Point Software Technologies Ltd.(a)	75,512

Publishing Industries (except Internet) (continued)
1,139	Intuit, Inc.	72,805
1,983	Microsoft Corp.	63,119
3,564	Nuance Communications, Inc.(a)	66,861
4,573	NVIDIA Corp.	65,988
2,966	Symantec Corp.	79,132

		702,157

Support Activities for Transportation - 2.0%
1,204	C.H. Robinson Worldwide, Inc.	71,783
1,779	Expeditors International of Washington, Inc.	71,729

		143,512

Telecommunications - 3.0%
370	Equinix, Inc. (a)	66,360
535	Liberty Media Corp.(a)	76,896
2,415	Vodafone Group PLC ADR	72,329

		215,585

Transportation Equipment Manufacturing - 2.0%
1,259	PACCAR, Inc.	70,843
527	Tesla Motors, Inc.(a)	70,766

		141,609

Waste Management and Remediation Services - 1.0%
614	Stericycle, Inc.(a)	71,186

	TOTAL COMMON STOCKS (Cost $6,551,513)	$7,157,824

	TOTAL INVESTMENTS - (Cost $6,551,513) - 99.8%	$7,157,824
	Other Assets in Excess of Liabilities - 0.2%	11,156

	TOTAL NET ASSETS - 100.0%	$7,168,980

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 23.7%
300,208	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	$300,208

	TOTAL SHORT TERM INVESTMENTS (Cost $300,208)	$300,208

	TOTAL INVESTMENTS (Cost $300,208) - 23.7% (b)	$300,208
	Other Assets in Excess of Liabilities - 76.3%	966,438

	TOTAL NET ASSETS - 100.0%	$1,266,646

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $300,208.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid/(Received)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	7,426	$565,051	0.192%	8/19/2013	$(88,514)
Credit Suisse International	Vanguard Total Stock Market ETF	7,070	582,929	(0.308%)	2/28/2014	(37,538)

			$1,147,980			$(126,052)

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 18.4%
Money Market Funds - 18.4%
312,632	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$312,632

	TOTAL SHORT TERM INVESTMENTS (Cost $312,632)	$312,632

	TOTAL INVESTMENTS (Cost $312,632) - 18.4% (b)	$312,632
	Other Assets in Excess of Liabilities - 81.6%	1,383,287

	TOTAL NET ASSETS - 100.0%	$1,695,919

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $312,632.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond ETF	15,899	$1,679,158	(0.458%)	3/14/2014	$45,427
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond ETF	728	73,893	(1.658%)	9/17/2015	(410)

			$1,753,051			$45,017

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 21.3%
Money Market Funds - 21.3%
1,865,654	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,865,654

	TOTAL SHORT TERM INVESTMENTS (Cost $1,865,654)	$1,865,654

	TOTAL INVESTMENTS (Cost $1,865,654) - 21.3% (b)	$1,865,654
	Other Assets in Excess of Liabilities - 78.7%	6,906,415

	TOTAL NET ASSETS - 100.0%	$8,772,069

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,865,654.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Barclays 20+ Year Treasury Bond Fund	3,918	$421,754	(0.558%)	7/28/2014	$(251)
Deutsche Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	77,534	8,889,785	(0.508%)	9/17/2015	487,172

			$9,311,539			$486,921

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
590,000	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$590,000
870,010	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	870,010

	TOTAL SHORT TERM INVESTMENTS (Cost $1,460,010)	$1,460,010

	TOTAL INVESTMENTS (Cost $1,460,010) - 20.3%(b)	$1,460,010
	Other Assets in Excess of Liabilities - 79.7%	5,743,038

	TOTAL NET ASSETS - 100.0%	$7,203,048

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,460,010.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Core Total U.S. Bond Market ETF	32,748	$3,558,648	(0.158%)	2/4/2014	$36,759
Credit Suisse International	iShares Core Total U.S. Bond Market ETF	34,376	3,762,781	(0.208%)	3/14/2014	43,014

			$7,321,429			$79,773

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 1.2%
17,460	SPDR S&P 500 ETF Trust	$2,944,804

	TOTAL INVESTMENT COMPANIES (Cost $2,937,121)	$2,944,804

SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
109,834,014	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$109,834,014
24,610,476	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††)(a)	24,610,476
12,665,971	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	12,665,971

	TOTAL SHORT TERM INVESTMENTS (Cost $147,110,461)	$147,110,461

	TOTAL INVESTMENTS (Cost $150,047,582) - 59.4%(b)	$150,055,265
	Other Assets in Excess of Liabilities - 40.6%	102,575,774

	TOTAL NET ASSETS - 100.0%	$252,631,039

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $147,110,461.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P 500® Index	36,697	$48,771,781	(0.492%)	12/30/2013	$14,112,241
BNP Paribas	S&P 500® Index	12,922	17,173,855	(0.442%)	1/16/2014	4,981,769
Bank of America Merrill Lynch	S&P 500® Index	71,584	98,440,336	(0.442%)	1/28/2014	24,013,477
Credit Suisse International	S&P 500® Index	152,811	242,082,108	(0.492%)	5/19/2014	16,586,262
BNP Paribas	S&P 500® Index	24,481	34,241,576	(0.442%)	6/19/2014	7,463,538
BNP Paribas	S&P 500® Index	6,310	8,919,715	(0.442%)	7/17/2014	1,817,113
BNP Paribas	S&P 500® Index	11,250	17,058,298	(0.442%)	9/18/2014	2,021,113
BNP Paribas	S&P 500® Index	24,580	38,210,612	(0.442%)	11/20/2014	3,438,161
Morgan Stanley Capital Services	S&P 500® Index	37,340	63,182,572	(0.591%)	1/21/2015	(228,973)
Deutsche Bank AG London	S&P 500® Index	69,873	113,742,533	(0.542%)	5/10/2016	4,128,341

			$681,823,386			$78,333,042

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
116,086,042	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$116,086,042
43,980,388	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††)(a)	43,980,388
17,171,437	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	17,171,437

	TOTAL SHORT TERM INVESTMENTS (Cost $177,237,867)	$177,237,867

	TOTAL INVESTMENTS (Cost $177,237,867) - 85.1%(b)	$177,237,867
	Other Assets in Excess of Liabilities - 14.9%	31,058,462

	TOTAL NET ASSETS - 100.0%	$208,296,329

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $177,237,867.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P 500® Index	35,127	$48,801,722	(0.158%)	12/30/2013	$(11,509,875)
Bank of America Merrill Lynch	S&P 500® Index	68,445	97,608,304	(0.208%)	1/28/2014	(19,624,068)
Credit Suisse International	S&P 500® Index	80,118	128,259,245	(0.158%)	4/1/2014	(7,342,992)
BNP Paribas	S&P 500® Index	4,690	6,523,931	(0.058%)	6/19/2014	(1,490,544)
Deutsche Bank AG London	S&P 500® Index	88,038	145,578,394	(0.158%)	6/30/2014	(2,949,378)
BNP Paribas	S&P 500® Index	6,220	8,792,468	(0.058%)	7/17/2014	(1,818,943)
BNP Paribas	S&P 500® Index	8,020	12,346,646	(0.058%)	9/18/2014	(1,280,048)
BNP Paribas	S&P 500® Index	31,480	49,218,567	(0.058%)	11/20/2014	(4,180,705)
Morgan Stanley Capital Services	S&P 500® Index	47,806	79,494,325	0.192%	11/24/2014	(1,305,361)
BNP Paribas	S&P 500® Index	750	1,236,953	(0.058%)	12/18/2014	(31,513)

			$577,860,555			$(51,533,427)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.1%
18,929	SPDR S&P MidCap 400® ETF Trust	$4,239,717

	TOTAL INVESTMENT COMPANIES (Cost $4,249,920)	$4,239,717

SHORT TERM INVESTMENTS - 52.0%
Money Market Funds - 52.0%
16,330,610	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$16,330,610
10,734,055	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	10,734,055

	TOTAL SHORT TERM INVESTMENTS (Cost $31,314,585)	$27,064,665

	TOTAL INVESTMENTS (Cost $31,314,585) - 60.1%(b)	$31,304,382
	Other Assets in Excess of Liabilities - 39.9%	20,802,930

	TOTAL NET ASSETS - 100.0%	$52,107,312

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,064,665.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	45,532	$42,186,725	(0.342%)	12/11/2014	$14,509,174
Morgan Stanley Capital Services	S&P MidCap 400® Index	38,682	47,741,839	(0.441%)	1/21/2015	(81,653)
BNP Paribas	S&P MidCap 400® Index	7,444	8,849,201	(0.442%)	1/22/2015	323,373
BNP Paribas	S&P MidCap 400® Index	29,437	35,996,021	(0.442%)	2/19/2015	273,366
Deutsche Bank AG London	S&P MidCap 400® Index	2,359	2,912,137	(0.441%)	7/24/2018	(5,684)

			$137,685,923			$15,018,576

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 80.2%
Money Market Funds - 80.2%
3,200,000	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$3,200,000
4,062,583	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	4,062,583

	TOTAL SHORT TERM INVESTMENTS (Cost $7,262,583)	$7,262,583

	TOTAL INVESTMENTS (Cost $7,262,583) - 80.2%(b)	$7,262,583
	Other Assets in Excess of Liabilities - 19.8%	1,791,076

	TOTAL NET ASSETS - 100.0%	$9,053,659

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,262,583.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	9,306	$10,415,275	(0.208%)	4/1/2014	$(1,112,539)
Morgan Stanley Capital Services	S&P MidCap 400® Index	12,742	15,584,231	(0.013%)	1/30/2015	(113,642)

			$25,999,506			$(1,226,181)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.9%
432,488	iShares Russell 2000 Index Fund	$44,836,031

	TOTAL INVESTMENT COMPANIES (Cost $44,584,709)	$44,836,031

SHORT TERM INVESTMENTS - 54.0%
Money Market Funds - 54.0%
195,014,275	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$195,014,275
63,191,214	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††)(a)	63,191,214
46,921,967	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	46,921,967

	TOTAL SHORT TERM INVESTMENTS (Cost $305,127,456)	$305,127,456

	TOTAL INVESTMENTS (Cost $349,712,165) - 61.9%(b)	$349,963,487
	Other Assets in Excess of Liabilities - 38.1%	215,383,060

	TOTAL NET ASSETS - 100.0%	$565,346,547

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $305,127,456.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 2000® Index	217,332	$208,534,861	0.108%	5/9/2014	$19,231,155
BNP Paribas	Russell 2000® Index	121,315	103,361,163	(0.442%)	7/17/2014	24,017,405
Deutsche Bank AG London	Russell 2000® Index	260,561	263,416,675	0.058%	8/22/2014	9,104,937
BNP Paribas	Russell 2000® Index	48,233	44,196,967	(0.442%)	9/18/2014	6,409,228
BNP Paribas	Russell 2000® Index	119,493	109,644,196	(0.442%)	11/20/2014	15,555,101
BNP Paribas	Russell 2000® Index	70,000	66,893,176	(0.442%)	1/22/2015	6,336,076
Citibank N.A.	Russell 2000® Index	180,515	190,112,512	(0.040%)	1/23/2015	(1,387,807)
Credit Suisse International	Russell 2000® Index	327,165	213,338,251	0.108%	1/23/2015	136,465,963
Bank of America Merrill Lynch	Russell 2000® Index	235,094	246,832,243	(0.091%)	1/27/2015	(1,043,645)

			$1,446,330,044			$214,688,413

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.4%
Money Market Funds - 85.4%
548,110,089	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$548,110,089
74,438,932	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††)(a)	74,438,932
88,684,453	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	88,684,453

	TOTAL SHORT TERM INVESTMENTS (Cost $711,233,474)	$711,233,474

	TOTAL INVESTMENTS (Cost $711,233,474) - 85.4%(b)	$711,233,474
	Other Assets in Excess of Liabilities - 14.6%	121,918,831

	TOTAL NET ASSETS - 100.0%	$833,152,305

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $711,233,474.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	264,425	$226,585,096	(1.058%)	8/5/2013	$(54,557,002)
Credit Suisse International	Russell 2000® Index	729,104	691,474,629	(1.058%)	4/7/2014	(74,553,247)
Deutsche Bank AG London	Russell 2000® Index	403,654	415,406,162	(1.308%)	6/30/2014	(6,825,219)
BNP Paribas	Russell 2000® Index	16,529	15,255,695	(1.058%)	9/18/2014	(2,194,999)
BNP Paribas	Russell 2000® Index	316,293	294,997,993	(1.058%)	11/20/2014	(37,716,172)
Bank of America Merrill Lynch	Russell 2000® Index	243,553	240,424,790	(0.908%)	11/24/2014	(14,773,994)
BNP Paribas	Russell 2000® Index	80,000	78,540,789	(1.058%)	12/18/2014	(5,412,459)
Morgan Stanley Capital Services	Russell 2000® Index	337,676	354,721,884	(0.809%)	1/21/2015	1,594,888

			$2,317,407,038			$(194,438,204)

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 62.8%
42,214	iShares MSCI Brazil Capped ETF	$1,836,309

	TOTAL INVESTMENT COMPANIES (Cost $2,065,120)	$1,836,309

SHORT TERM INVESTMENTS - 53.7%
Money Market Funds - 53.7%
1,568,462	Dreyfus Treasury Prime Cash Management, 0.00%(††)(a)	$1,568,462

	TOTAL SHORT TERM INVESTMENTS (Cost $1,568,462)	$1,568,462

	TOTAL INVESTMENTS (Cost $3,633,582) - 116.5%(b)	$3,404,771
	Liabilities in Excess of Assets - (16.5%)	(481,660)

	TOTAL NET ASSETS - 100.0%	$2,923,111

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,568,462.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	159,381	$7,669,405	(0.492%)	5/12/2014	$(676,680)

Direxion Daily Brazil Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 78.5%
Money Market Funds - 78.5%
2,746,512	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,746,512
1	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	1
22	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	22

	TOTAL SHORT TERM INVESTMENTS (Cost $2,746,535)	$2,746,535

	TOTAL INVESTMENTS (Cost $2,746,535) - 78.5% (b)	$2,746,535
	Other Assets in Excess of Liabilities - 21.5% (c)	754,314

	TOTAL NET ASSETS - 100.0%	$3,500,849

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,746,535.
(c)	Includes $150,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	217,786	$11,986,499	(0.558%)	6/2/2014	$2,310,529
BNP Paribas	iShares MSCI Brazil Capped ETF	8,980	396,837	(0.058%)	2/19/2015	6,205
BNP Paribas	iShares MSCI Brazil Capped ETF	14,674	640,057	(0.058%)	3/19/2015	1,738

			$13,023,393			$2,318,472

Direxion Daily China Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 11.9%
Accommodation - 0.2%
3,251	China Lodging Group Ltd. ADR (a)	$58,550
1,786	Home Inns & Hotels Management, Inc. ADR (a)	49,669

		108,219

Administrative and Support Services - 0.4%
6,659	Ctrip.com International Ltd. ADR (a)	243,919

Air Transportation - 0.2%
5,258	China Eastern Airlines Corp. Ltd. ADS ADR (a)	81,183
3,982	China Southern Airlines Co. Ltd. ADR	73,747

		154,930

Chemical Manufacturing - 0.3%
2,736	Sinopec Shanghai Petrochemical Co. Ltd. ADR (a)	84,570
5,803	WuXi PharmaTech Cayman, Inc. ADR (a)	128,827

		213,397

Computer and Electronic Product Manufacturing - 1.2%
4,901	Mindray Medical International Ltd. ADR	200,696
4,938	Perfect World Co. Ltd. ADR	103,945
4,595	RDA Microelectronics, Inc. ADR	51,740
35,200	Semiconductor Manufacturing International Corp. ADR (a)	128,831
4,378	Spreadtrum Communications, Inc. ADR	130,639
11,118	Trina Solar Ltd. ADR (a)	82,496
18,341	Yingli Green Energy Holding Co. Ltd. ADR (a)	73,547

		771,894

Data Processing, Hosting and Related Services - 0.1%
6,365	21Vianet Group, Inc. ADR (a)	81,727

Educational Services - 0.4%
8,129	New Oriental Education & Technology Group, Inc. ADR	180,382
5,502	TAL Education Group ADR	64,704

		245,086

Insurance Carriers and Related Activities - 0.6%
11,993	China Life Insurance Co. Ltd. ADR	432,108

Merchant Wholesalers, Durable Goods - 0.1%
2,022	Vipshop Holdings Ltd. ADR (a)	85,167

Mining (except Oil and Gas) - 0.2%
15,155	Yanzhou Coal Mining Co. Ltd. ADR	104,266

Nonstore Retailers - 0.1%
8,350	E-Commerce China Dangdang, Inc. ADR (a)	78,741

Oil and Gas Extraction - 1.7%
3,266	CNOOC Ltd. ADR	587,358
4,614	PetroChina Co. Ltd. ADR	537,900

		1,125,258

Other Information Services - 2.1%
5,535	Baidu, Inc. ADR (a)	732,336
1,769	Changyou.Com Ltd. ADR	57,563
3,732	NetEase.com, Inc. ADR	237,766
12,129	Shanda Games Ltd. ADR (a)	55,915
2,523	Soufun Holdings Ltd. ADR	87,699
8,230	Youku.com, Inc. ADR (a)	182,541
1,657	YY, Inc. ADR (a)	72,394

		1,426,214

Petroleum and Coal Products Manufacturing - 0.7%
6,197	China Petroleum & Chemical Corp. ADR	460,375

Primary Metal Manufacturing - 0.2%
13,301	Aluminum Corp. of China Ltd. ADR (a)	102,285

Professional, Scientific, and Technical Services - 0.2%
1,192	51job, Inc. ADR (a)	79,268
10,368	Pactera Technology International Ltd. ADR (a)	69,466

		148,734

Publishing Industries (except Internet) - 0.7%
4,594	AutoNavi Holdings Ltd. ADR (a)	57,241
11,594	Giant Interactive Group, Inc. ADR	94,491
4,443	Qihoo 360 Technology Co. Ltd. ADR (a)	289,062

		440,794

Rail Transportation - 0.1%
3,647	Guangshen Railway Co. Ltd. ADR	80,453

Telecommunications - 2.1%
15,341	China Mobile Ltd. ADR	811,846
5,915	China Telecom Corp. Ltd. ADR	293,325
19,386	China Unicom Hong Kong Ltd. ADR	283,617

		1,388,788

Utilities - 0.3%
4,843	Huaneng Power International, Inc. ADR	201,953

	TOTAL COMMON STOCKS (Cost $7,144,404)	$7,894,308

SHORT TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%
24,423,159	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$24,423,159
11,104,640	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (b)	11,104,640

	TOTAL SHORT TERM INVESTMENTS (Cost $35,527,799)	$35,527,799

	TOTAL INVESTMENTS (Cost $42,672,203) - 65.4% (c)	$43,422,107
	Other Assets in Excess of Liabilities - 34.6% (d)	22,964,892

	TOTAL NET ASSETS - 100.0%	$66,386,999

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,527,799.
(d)	Includes $439,911 cash segregated as collateral for swap contracts at July 31, 2013.

ADR - American Depositary Receipts.

Direxion Daily China Bull 3X Shares

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	14,969	$49,315,522	(0.392%)	12/23/2013	$6,478,769
Credit Suisse International	The Bank of New York Mellon China Select ADR® Index	16,874	55,372,209	(0.442%)	5/19/2014	7,509,623
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	13,065	45,239,534	(0.392%)	12/18/2014	3,326,745
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	225	781,871	(0.442%)	12/18/2014	51,472
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	2,825	9,507,948	(0.442%)	1/22/2015	943,251
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	3,752	13,214,239	(0.442%)	2/19/2015	665,213

			$173,431,323			$18,975,073

Direxion Daily China Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 96.2%
Money Market Funds - 96.2%
5,462,307	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$5,462,307
2,200,777	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	2,200,777

	TOTAL SHORT TERM INVESTMENTS (Cost $7,663,084)	$7,663,084

	TOTAL INVESTMENTS (Cost $7,663,084) - 96.2% (b)	$7,663,084
	Other Assets in Excess of Liabilities - 3.8%	302,125

	TOTAL NET ASSETS - 100.0%	$7,965,209

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,663,084.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	1,917	$6,451,835	(1.808%)	8/21/2013	$(701,912)
Credit Suisse International	The Bank of New York Mellon China Select ADR® Index	1,760	5,606,693	(1.858%)	2/28/2014	(920,870)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	1,932	6,652,529	(1.608%)	12/18/2014	(528,150)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	429	1,420,160	(1.458%)	1/22/2015	(168,758)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	422	1,544,468	(1.458%)	2/19/2015	(16,567)

			$21,675,685			$(2,336,257)

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 16.2%
79,998	iShares MSCI EAFE ETF	$4,829,480

	TOTAL INVESTMENT COMPANIES (Cost $4,827,682)	$4,829,480

SHORT TERM INVESTMENTS - 56.1%
Money Market Funds - 56.1%
4,491,618	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,491,618
12,309,206	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	12,309,206

	TOTAL SHORT TERM INVESTMENTS (Cost $16,800,824)	$16,800,824

	TOTAL INVESTMENTS (Cost $21,628,506) - 72.3% (b)	$21,630,304
	Other Assets in Excess of Liabilities - 27.7%	8,305,422

	TOTAL NET ASSETS - 100.0%	$29,935,726

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,800,824.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	626,404	$36,993,261	(0.392%)	3/21/2014	$1,232,784
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	329,953	19,960,806	(0.442%)	4/22/2014	336,857
BNP Paribas	iShares MSCI EAFE ETF	38,848	2,426,426	(0.442%)	12/18/2014	(83,192)
BNP Paribas	iShares MSCI EAFE ETF	52,900	3,223,699	(0.442%)	2/19/2015	(30,527)
Deutsche Bank AG London	iShares MSCI EAFE ETF	359,512	20,371,307	(0.392%)	4/29/2016	1,813,613

			$82,975,499			$3,269,535

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 68.3%
Money Market Funds - 68.3%
6,559,953	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$6,559,953
837,356	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	837,356

	TOTAL SHORT TERM INVESTMENTS (Cost $7,397,309)	$7,397,309

	TOTAL INVESTMENTS (Cost $7,397,309) - 68.3% (b)	$7,397,309
	Other Assets in Excess of Liabilities - 31.7%	3,432,242

	TOTAL NET ASSETS - 100.0%	$10,829,551

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,397,309.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	50,955	$2,932,243	(0.058%)	3/10/2014	$(144,062)
BNP Paribas	iShares MSCI EAFE ETF	234,747	14,327,668	(0.058%)	12/18/2014	154,590
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	68,231	4,167,937	(0.058%)	12/19/2014	(30,890)
BNP Paribas	iShares MSCI EAFE ETF	35,200	2,109,818	(0.058%)	1/22/2015	(15,350)
BNP Paribas	iShares MSCI EAFE ETF	67,005	4,046,247	(0.058%)	2/19/2015	1,100
Deutsche Bank AG London	iShares MSCI EAFE ETF	82,023	4,772,167	(0.108%)	4/29/2016	(282,599)

			$32,356,080			$(317,211)

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 34.0%
2,398,457	iShares MSCI Emerging Markets ETF	$93,467,869

	TOTAL INVESTMENT COMPANIES (Cost $94,439,329)	$93,467,869

SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
94,388,921	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$94,388,921
34,618,274	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	34,618,274
27,802,845	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	27,802,845

	TOTAL SHORT TERM INVESTMENTS (Cost $156,810,040)	$156,810,040

	TOTAL INVESTMENTS (Cost $251,249,369) - 91.0% (b)	$250,277,909
	Other Assets in Excess of Liabilities - 9.0% (c)	24,865,480

	TOTAL NET ASSETS - 100.0%	$275,143,389

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $156,810,040.
(c)	Includes $571,164 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets ETF	2,996,332	$122,257,551	(0.442%)	8/5/2013	$(4,649,619)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,286,528	131,924,753	(0.542%)	9/26/2013	(2,826,483)
Credit Suisse International	iShares MSCI Emerging Markets ETF	3,232,721	129,012,873	(0.392%)	5/19/2014	(2,114,855)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	2,975,593	120,435,713	(0.392%)	6/30/2014	(3,456,537)
BNP Paribas	iShares MSCI Emerging Markets ETF	225,675	9,782,166	(0.442%)	9/18/2014	(1,006,595)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,145,985	48,795,178	(0.442%)	11/20/2014	(4,198,051)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	3,197,154	123,527,136	(0.442%)	12/30/2014	1,025,211
BNP Paribas	iShares MSCI Emerging Markets ETF	610,987	23,081,644	(0.442%)	1/22/2015	717,843
BNP Paribas	iShares MSCI Emerging Markets ETF	1,085,798	42,902,920	(0.442%)	2/19/2015	(595,968)
BNP Paribas	iShares MSCI Emerging Markets ETF	25,750	1,010,632	(0.442%)	3/19/2015	(7,166)

			$752,730,566			$(17,112,220)

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.9%
Money Market Funds - 73.9%
55,770,258	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$55,770,258
14,724,421	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	14,724,421
11,584,337	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	11,584,337

	TOTAL SHORT TERM INVESTMENTS (Cost $82,079,016)	$82,079,016

	TOTAL INVESTMENTS (Cost $82,079,016) - 73.9% (b)	$82,079,016
	Other Assets in Excess of Liabilities - 26.1% (c)	29,063,685

	TOTAL NET ASSETS - 100.0%	$111,142,701

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $82,079,016.
(c)	Includes $700,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,315,238	$53,104,137	(0.458%)	8/5/2013	$1,312,296
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,295,751	48,630,926	(0.508%)	9/26/2013	(2,219,006)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	1,130,694	44,595,917	0.042%	4/22/2014	(21,454)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,800,491	69,583,917	(0.158%)	12/22/2014	(710,102)
BNP Paribas	iShares MSCI Emerging Markets ETF	857,524	31,664,766	(0.708%)	1/22/2015	(1,774,805)
BNP Paribas	iShares MSCI Emerging Markets ETF	812,458	31,345,347	(0.708%)	2/19/2015	(322,306)
BNP Paribas	iShares MSCI Emerging Markets ETF	305,015	11,904,263	(0.708%)	3/19/2015	17,774
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	1,038,986	40,062,938	(0.808%)	9/23/2015	(833,147)

			$330,892,211			$(4,550,750)

Direxion Daily India Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 32.4%
455,569	PowerShares India Portfolio	$7,430,330

	TOTAL INVESTMENT COMPANIES (Cost $8,506,197)	$7,430,330

SHORT TERM INVESTMENTS - 64.1%
Money Market Funds - 64.1%
9,565,610	Dreyfus Treasury Prime Cash Management 0.00% (††) (a)	$9,565,610
2,790,035	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	2,790,035
2,350,074	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	2,350,074

	TOTAL SHORT TERM INVESTMENTS (Cost $14,705,719)	$14,705,719

	TOTAL INVESTMENTS (Cost $23,211,916) - 96.5% (b)	$22,136,049
	Other Assets in Excess of Liabilities - 3.5%	810,884

	TOTAL NET ASSETS - 100.0%	$22,946,933

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,705,719.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	PowerShares India Portfolio	456,622	$8,158,525	(0.692%)	9/25/2013	$(709,439)
Credit Suisse International	PowerShares India Portfolio	1,294,384	21,334,856	0.758%	3/21/2014	(204,482)
Morgan Stanley Capital Services	PowerShares India Portfolio	411,160	7,360,817	(0.692%)	4/29/2014	(649,476)
BNP Paribas	PowerShares India Portfolio	192,888	3,766,573	(0.442%)	8/21/2014	(629,186)
BNP Paribas	PowerShares India Portfolio	27,768	509,367	(0.442%)	9/18/2014	(57,403)
BNP Paribas	PowerShares India Portfolio	97,840	1,732,114	(0.442%)	12/18/2014	(137,517)
BNP Paribas	PowerShares India Portfolio	160,289	2,653,149	(0.442%)	1/22/2015	(40,108)
BNP Paribas	PowerShares India Portfolio	50,000	841,669	(0.442%)	2/19/2015	(26,376)
Deutsche Bank AG London	PowerShares India Portfolio	1,074,275	18,823,516	0.058%	3/11/2015	(1,276,149)

			$65,180,586			$(3,730,136)

Direxion Daily Japan Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 15.9%
91,500	iShares MSCI Japan ETF	$1,026,630

	TOTAL INVESTMENT COMPANIES (Cost $1,002,125)	$1,026,630

SHORT TERM INVESTMENTS - 55.4%
Money Market Funds - 55.4%
3,570,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,570,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,570,000)	$3,570,000

	TOTAL INVESTMENTS (Cost $4,572,125) - 71.3% (b)	$4,596,630
	Other Assets in Excess of Liabilities - 28.7%	1,848,698

	TOTAL NET ASSETS - 100.0%	$6,445,328

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,570,000.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	962,569	$10,540,131	(0.492%)	7/28/2014	$302,158
BNP Paribas	iShares MSCI Japan ETF	433,670	5,031,200	(0.442%)	1/22/2015	(166,898)
BNP Paribas	iShares MSCI Japan ETF	235,613	2,790,951	(0.442%)	2/19/2015	(147,890)

			$18,362,282			$(12,630)

Direxion Daily Japan Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 69.8%
Money Market Funds - 69.8%
2,500,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,500,000)	$2,500,000

	TOTAL INVESTMENTS (Cost $2,500,000) - 69.8% (b)	$2,500,000
	Other Assets in Excess of Liabilities - 30.2%	1,080,079

	TOTAL NET ASSETS - 100.0%	$3,580,079

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,500,000.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	729,134	$8,030,844	(0.108%)	7/28/2014	$(182,193)
BNP Paribas	iShares MSCI Japan ETF	228,108	2,595,953	(0.358%)	2/19/2015	36,487

			$10,626,797			$(145,706)

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 35.0%
164,719	iShares Latin America 40 ETF	$5,962,828

	TOTAL INVESTMENT COMPANIES (Cost $6,775,100)	$5,962,828

SHORT TERM INVESTMENTS - 69.7%
Money Market Funds - 69.7%
11,855,729	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$11,855,729

	TOTAL SHORT TERM INVESTMENTS (Cost $11,855,729)	$11,855,729

	TOTAL INVESTMENTS (Cost $18,630,829) - 104.7% (b)	$17,818,557
	Liabilities in Excess of Other Assets - (4.7%)	(804,544)

	TOTAL NET ASSETS - 100.0%	$17,014,013

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,855,729.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	603,921	$24,683,215	(0.392%)	5/19/2014	$(2,568,985)
Deutsche Bank AG London	iShares Latin America 40 ETF	219,857	9,285,729	(0.442%)	12/18/2014	(1,119,642)
BNP Paribas	iShares Latin America 40 ETF	207,679	7,515,205	(0.442%)	1/22/2015	84,256
BNP Paribas	iShares Latin America 40 ETF	213,830	7,898,227	(0.442%)	2/19/2015	(158,659)

			$49,382,376			$(3,763,030)

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 13.0%
114,333	Market Vectors® Russia ETF	$2,958,938

	TOTAL INVESTMENT COMPANIES (Cost $3,096,364)	$2,958,938

SHORT TERM INVESTMENTS - 58.4%
Money Market Funds - 58.4%
10,485,170	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$10,485,170
2,790,022	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	2,790,022

	TOTAL SHORT TERM INVESTMENTS (Cost $13,275,192)	$13,275,192

	TOTAL INVESTMENTS (Cost $16,371,556) - 71.4% (b)	$16,234,130
	Other Assets in Excess of Liabilities - 28.6%	6,492,714

	TOTAL NET ASSETS - 100.0%	$22,726,844

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,275,192.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	380,539	$10,178,165	(0.492%)	8/27/2014	$(336,307)
BNP Paribas	Market Vectors® Russia ETF	146,400	3,719,078	(0.442%)	1/22/2015	68,182
Credit Suisse International	Market Vectors® Russia ETF	1,311,980	33,016,158	0.258%	1/23/2015	1,789,200
BNP Paribas	Market Vectors® Russia ETF	136,145	3,626,117	(0.442%)	2/19/2015	(103,460)
Deutsche Bank AG London	Market Vectors® Russia ETF	545,118	13,864,957	(0.192%)	5/18/2016	240,165

			$64,404,475			$1,657,780

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 71.4%
Money Market Funds - 71.4%
	4,621,234	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,621,234
	1,370,021	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††)(a)	1,370,021

		TOTAL SHORT TERM INVESTMENTS (Cost $5,991,255)	$5,991,255

		TOTAL INVESTMENTS (Cost $5,991,255) - 71.4% (b)	$5,991,255
		Other Assets in Excess of Liabilities - 28.6%	2,403,102

		TOTAL NET ASSETS - 100.0%	$8,394,357

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,991,255.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Russia ETF	196,104	$5,317,110	(1.358%)	3/21/2014	$224,727
Bank of America Merrill Lynch	Market Vectors® Russia ETF	199,546	5,306,866	(1.558%)	8/27/2014	131,163
BNP Paribas	Market Vectors® Russia ETF	110,661	2,742,271	(1.558%)	1/22/2015	(125,784)
BNP Paribas	Market Vectors® Russia ETF	231,968	6,246,912	(1.558%)	2/19/2015	241,581
Deutsche Bank AG London	Market Vectors® Russia ETF	234,806	6,019,279	(1.808%)	5/18/2016	(61,514)

			$25,632,438			$410,173

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 23.5%
7,881	iShares MSCI South Korea Capped ETF	$439,996

	TOTAL INVESTMENT COMPANIES (Cost $447,869)	$439,996

SHORT TERM INVESTMENTS - 38.4%
Money Market Funds - 38.4%
530,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$530,000
190,008	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	190,008

	TOTAL SHORT TERM INVESTMENTS (Cost $720,008)	$720,008

	TOTAL INVESTMENTS (Cost $1,167,877) - 61.9% (b)	$1,160,004
	Other Assets in Excess of Liabilities - 38.1%	714,415

	TOTAL NET ASSETS - 100.0%	$1,874,419

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $720,008.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	31,682	$1,616,105	(0.492%)	5/27/2014	$151,928
BNP Paribas	iShares MSCI South Korea Capped ETF	31,546	1,615,567	(0.442%)	1/22/2015	144,982
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	29,613	1,605,188	(0.742%)	4/13/2015	47,444

			$4,836,860			$344,354

Direxion Daily South Korea Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 75.9%
Money Market Funds - 75.9%
	1,370,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,370,000
	220,017	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	220,017

		TOTAL SHORT TERM INVESTMENTS (Cost $1,590,017)	$1,590,017

		TOTAL INVESTMENTS (Cost $1,590,017) - 75.9% (b)	$1,590,017
		Other Assets in Excess of Liabilities - 24.1%	504,942

		TOTAL NET ASSETS - 100.0%	$2,094,959

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,590,017.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	93,538	$5,434,214	(1.058%)	6/2/2014	$199,138
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	6,802	378,233	(0.708%)	6/11/2014	(1,559)
BNP Paribas	iShares MSCI South Korea Capped ETF	8,507	440,066	(0.458%)	1/22/2015	(35,015)
BNP Paribas	iShares MSCI South Korea Capped ETF	1,680	87,880	(0.458%)	2/19/2015	(5,938)
BNP Paribas	iShares MSCI South Korea Capped ETF	2,046	114,205	(0.458%)	3/19/2015	(23)

			$6,454,598			$156,603

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 12.1%
10,854	Materials Select Sector SPDR® Fund	$439,370

	TOTAL INVESTMENT COMPANIES (Cost $423,523)	$439,370

SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
1,792,908	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,792,908

	TOTAL SHORT TERM INVESTMENTS (Cost $1,792,908)	$1,792,908

	TOTAL INVESTMENTS (Cost $2,216,431) - 61.3% (b)	$2,232,278
	Other Assets in Excess of Liabilities - 38.7%	1,409,869

	TOTAL NET ASSETS - 100.0%	$3,642,147

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,792,908.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Materials Select Sector SPDR® Fund	34,695	$1,387,646	(0.492%)	8/30/2013	$17,951
BNP Paribas	Materials Select Sector SPDR® Fund	4,410	179,876	(0.442%)	11/20/2014	(1,530)
BNP Paribas	Materials Select Sector SPDR® Fund	16,135	651,032	(0.442%)	12/18/2014	1,646
BNP Paribas	Materials Select Sector SPDR® Fund	24,065	956,871	(0.442%)	1/22/2015	16,786
BNP Paribas	Materials Select Sector SPDR® Fund	13,565	548,447	(0.442%)	2/19/2015	595
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	166,200	5,262,210	(0.292%)	6/17/2016	1,691,823

			$8,986,082			$1,727,271

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 17.8%
	3,713,266	Market Vectors® Gold Miners ETF	$100,109,651

		TOTAL INVESTMENT COMPANIES (Cost $94,215,783)	$100,109,651

SHORT TERM INVESTMENTS - 50.6%
Money Market Funds - 50.6%
	18,291,159	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$18,291,159
	267,437,524	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	267,437,524

		TOTAL SHORT TERM INVESTMENTS (Cost $285,728,683)	$285,728,683

		TOTAL INVESTMENTS (Cost $379,944,466) - 68.4% (b)	$385,838,334
		Other Assets in Excess of Liabilities - 31.6%	178,478,375

		TOTAL NET ASSETS - 100.0%	$564,316,709

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $285,728,683.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	7,836,024	$214,647,866	(0.392%)	2/19/2014	$(3,483,422)
Credit Suisse International	Market Vectors® Gold Miners ETF	20,020,734	502,294,701	(0.292%)	4/7/2014	37,348,484
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	3,294,410	81,286,261	(0.442%)	11/24/2014	7,497,915
BNP Paribas	Market Vectors® Gold Miners ETF	63,257	1,544,412	(0.442%)	1/22/2015	160,410
BNP Paribas	Market Vectors® Gold Miners ETF	6,190,070	165,279,027	(0.442%)	2/19/2015	1,579,767
BNP Paribas	Market Vectors® Gold Miners ETF	650,000	17,527,511	(0.442%)	3/19/2015	(3,504)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	21,027,786	550,108,523	(0.292%)	12/10/2015	16,649,059

			$1,532,688,301			$59,748,709

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 84.2%
Money Market Funds - 84.2%
	64,214,041	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$64,214,041
	32,201,004	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	32,201,004

		TOTAL SHORT TERM INVESTMENTS (Cost $96,415,045)	$96,415,045

		TOTAL INVESTMENTS (Cost $96,415,045) - 84.2% (b)	$96,415,045
		Other Assets in Excess of Liabilities - 15.8%	18,149,074

		TOTAL NET ASSETS - 100.0%	$114,564,119

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $96,415,045.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	1,700,000	$40,277,943	(0.408%)	4/3/2014	$(5,564,981)
Credit Suisse International	Market Vectors® Gold Miners ETF	3,290,110	79,842,477	(0.158%)	12/22/2014	(8,865,894)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	3,809,940	94,534,400	(0.058%)	1/16/2015	(8,183,728)
BNP Paribas	Market Vectors® Gold Miners ETF	1,849,504	49,001,647	(0.308%)	2/19/2015	(863,966)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	2,099,025	55,993,890	(0.308%)	12/10/2015	(597,959)

			$319,650,357			$(24,076,528)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 48.2%
	412,666	Health Care Select Sector SPDR® Fund	$21,045,966

		TOTAL INVESTMENT COMPANIES (Cost $19,414,889)	$21,045,966

SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
	4,368,419	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,368,419
	12,500,040	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	12,500,040

		TOTAL SHORT TERM INVESTMENTS (Cost $16,868,459)	$16,868,459

		TOTAL INVESTMENTS (Cost $36,283,348) - 86.8% (b)	$37,914,425
		Other Assets in Excess of Liabilities - 13.2%	5,759,619

		TOTAL NET ASSETS - 100.0%	$43,674,044

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,868,459.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	$32,292,968	(0.492%)	3/21/2014	$4,515,851
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	1,019,243	49,984,263	(0.492%)	11/25/2014	2,068,598
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	418,769	17,808,420	(0.292%)	10/3/2017	3,708,278

			$100,085,651			$10,292,727

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 6.6%
Oil and Gas Extraction - 6.0%
593	Anadarko Petroleum Corp.	$52,492
602	Apache Corp.	48,311
2,311	Bill Barrett Corp. (a)	51,813
734	Cabot Oil & Gas Corp.	55,652
2,468	Chesapeake Energy Corp.	57,504
3,079	Comstock Resources, Inc.	51,635
940	Devon Energy Corp.	51,709
2,923	Encana Corp.	51,211
6,703	EXCO Resources, Inc.	58,115
11,933	Forest Oil Corp. (a)	61,097
4,261	Goodrich Petroleum Corp. (a)	81,044
13,657	Magnum Hunter Resources Corp. (a)	52,306
2,271	Newfield Exploration Co. (a)	55,867
882	Noble Energy, Inc.	55,116
1,745	QEP Resources, Inc.	53,205
2,128	Questar Corp.	50,774
26,194	Quicksilver Resources, Inc. (a)	37,981
695	Range Resources Corp.	54,975
1,399	Southwestern Energy Co. (a)	54,267
2,314	Statoil ASA ADR	49,959
4,453	Talisman Energy, Inc.	50,364
2,446	Ultra Petroleum Corp. (a)	52,956

		1,188,353

Real Estate - 0.3%
11,201	Penn Virginia Corp. (a)	56,453

Utilities - 0.3%
641	EQT Corp.	55,447

	TOTAL COMMON STOCKS (Cost $1,327,257)	$1,300,253

SHORT TERM INVESTMENTS - 55.9%
Money Market Funds - 55.9%
8,914,897	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$8,914,897
2,101,494	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	2,101,494

	TOTAL SHORT TERM INVESTMENTS (Cost $11,016,391)	$11,016,391

	TOTAL INVESTMENTS (Cost $12,343,648) - 62.5% (c)	$12,316,644
	Other Assets in Excess of Liabilities - 37.5%	7,375,467

	TOTAL NET ASSETS - 100.0%	$19,692,111

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,016,391.

ADR - American Depository Receipt

Direxion Daily Natural Gas Related Bull 3X Shares

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	296,844	$28,971,627	0.058%	3/14/2014	$2,287,300
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	71,188	7,223,161	0.108%	12/1/2014	253,841
BNP Paribas	ISE-Revere Natural Gas IndexTM	14,673	1,515,871	(0.442%)	12/18/2014	25,520
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	167,495	16,603,633	(0.342%)	7/17/2015	999,748

			$54,314,292			$3,566,409

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 68.1%
Money Market Funds - 68.1%
	4,275,653	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,275,653
	1,650,153	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,650,153

		TOTAL SHORT TERM INVESTMENTS (Cost $5,925,806)	$5,925,806

		TOTAL INVESTMENTS (Cost $5,925,806) - 68.1% (b)	$5,925,806
		Other Assets in Excess of Liabilities - 31.9%	2,777,001

		TOTAL NET ASSETS - 100.0%	$8,702,807

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,925,806.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	64,669	$6,748,426	(0.508%)	10/22/2013	$(43,530)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	75,059	7,662,003	(0.558%)	3/14/2014	(255,300)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	108,906	11,279,939	(0.258%)	12/5/2015	(165,565)

			$25,690,368			$(464,395)

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 36.4%
Broadcasting (except Internet) - 0.5%
	4,922	Liberty Interactive Corp. Class A(a)	$120,392

Building Material and Garden Equipment and Supplies Dealers - 7.0%
	13,574	Home Depot, Inc.	1,072,753
	10,115	Lowe’s Companies, Inc.	450,927

			1,523,680

Clothing and Clothing Accessories Stores - 4.3%
	728	Abercrombie & Fitch Co. Class A	36,305
	1,790	American Eagle Outfitters, Inc.	35,156
	1,186	Ascena Retail Group, Inc.(a)	22,641
	1,508	Chicos FAS, Inc.	25,832
	251	Dillard’s, Inc. Class A	21,192
	331	DSW, Inc. Class A	25,086
	1,395	Foot Locker, Inc.	50,402
	2,594	Gap, Inc.	119,065
	1,348	Nordstrom, Inc.	82,552
	2,043	Ross Stores, Inc.	137,841
	6,688	TJX Companies, Inc.	348,043
	1,000	Urban Outfitters, Inc.(a)	42,560

			946,675

Electronics and Appliance Stores - 0.7%
	704	Aaron’s, Inc.	20,177
	2,538	Best Buy Co., Inc.	76,368
	1,104	GameStop Corp. Class A	54,162

			150,707

Furniture and Home Furnishings Stores - 1.0%
	2,031	Bed Bath & Beyond, Inc.(a)	155,310
	908	Williams-Sonoma, Inc.	53,445

			208,755

General Merchandise Stores - 13.6%
	541	Big Lots, Inc.(a)	19,546
	4,055	Costco Wholesale Corp.	475,611
	3,041	Dollar General Corp.(a)	166,251
	2,080	Dollar Tree, Inc.(a)	111,592
	895	Family Dollar Stores, Inc.	61,540
	1,589	J.C. Penney Co., Inc.(a)	23,199
	2,063	Kohl’s Corp.	109,298
	3,565	Macy’s, Inc.	172,333
	1,027	O’Reilly Automotive, Inc.(a)	128,642
	403	Sears Holdings Corp.(a)	18,457
	5,963	Target Corp.	424,864
	648	Tractor Supply Co.	78,492
	14,964	Wal-Mart Stores, Inc.	1,166,295

			2,956,120

Health and Personal Care Stores - 1.1%
	2,230	L Brands, Inc.	124,367
	1,578	Sally Beauty Holdings, Inc.(a)	48,145
	592	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	59,733

			232,245

Merchant Wholesalers, Nondurable Goods - 0.3%
	560	CST Brands, Inc.(a)	18,261
	543	Nu Skin Enterprises, Inc. Class A	45,417

			63,678

Miscellaneous Store Retailers - 0.8%
	960	PetSmart, Inc.	70,291
	6,169	Staples, Inc.	104,996

			175,287

Motion Picture and Sound Recording Industries - 0.5%
	467	Netflix, Inc.(a)	114,051

Motor Vehicle and Parts Dealers - 1.5%
	678	Advance Auto Parts, Inc.	55,928
	472	AutoNation, Inc.(a)	22,609
	330	AutoZone, Inc.(a)	148,032
	2,087	CarMax, Inc.(a)	102,346

			328,915

Nonstore Retailers - 4.7%
	3,416	Amazon.com, Inc.(a)	1,028,968

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.4%
	442	Cabela’s, Inc.(a)	30,339
	918	Dick’s Sporting Goods, Inc.	47,194

			77,533

		TOTAL COMMON STOCKS (Cost $7,842,197)	$7,927,006

SHORT TERM INVESTMENTS - 36.6%
Money Market Funds - 36.6%
	6,470,399	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$6,470,399
	1,500,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(b)	1,500,000

		TOTAL SHORT TERM INVESTMENTS (Cost $7,970,399)	$7,970,399

		TOTAL INVESTMENTS - (Cost $15,812,596) -73.0% (c)	$15,897,405
		Other Assets in Excess of Liabilities - 27.0%	5,887,255

		TOTAL NET ASSETS - 100.0%	$21,784,660

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,970,399.

Direxion Daily Retail Bull 3X Shares

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell Retail 1000® Index	13,272	$23,448,394	(0.342%)	3/14/2014	$3,816,277
BNP Paribas	Russell Retail 1000® Index	1,168	2,266,104	(0.442%)	12/18/2014	122,336
Morgan Stanley Capital Services	Russell Retail 1000® Index	3,399	6,957,660	(0.391%)	1/21/2015	(8,595)
BNP Paribas	Russell Retail 1000® Index	3,596	7,034,655	(0.442%)	1/22/2015	317,604
BNP Paribas	Russell Retail 1000® Index	4,010	8,174,454	(0.442%)	2/19/2015	24,724
BNP Paribas	Russell Retail 1000® Index	210	429,045	(0.442%)	3/19/2015	305
Deutsche Bank AG London	Russell Retail 1000® Index	2,433	2,866,569	(0.342%)	8/7/2015	2,196,457

			$51,176,881			$6,469,108

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 9.3%
Computer and Electronic Product Manufacturing - 7.8%
24,407	Advanced Micro Devices, Inc. (a)	$92,014
6,872	Altera Corp.	244,368
6,050	Avago Technologies Ltd.	221,914
12,705	Broadcom Corp. Class A	350,277
2,165	Cirrus Logic, Inc. (a)	41,741
3,658	Cree, Inc. (a)	255,694
1,076	Hittite Microwave Corp. (a)	67,228
18,790	Intel Corp.	437,807
1,405	InterDigital, Inc.	55,821
4,052	KLA-Tencor Corp.	237,569
6,083	Linear Technology Corp.	246,726
16,975	Marvell Technology Group Ltd.	220,166
1,475	Mellanox Technologies Ltd. (a)	67,334
19,530	Micron Technology, Inc. (a)	258,773
1,811	MKS Instruments, Inc.	49,114
7,395	NXP Semiconductor NV (a)	241,447
990	Power Integrations, Inc.	54,599
772	Rubicon Technology, Inc. (a)	6,500
3,864	SanDisk Corp. (a)	212,984
1,450	Spreadtrum Communications, Inc. ADR	43,268
2,825	STMicroelectronics NV ADR	24,097
7,919	SunEdison, Inc. (a)	79,824
24,450	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	415,161
6,512	Teradyne, Inc. (a)	107,383
12,712	Texas Instruments, Inc.	498,309
1,338	Veeco Instruments, Inc. (a)	46,509
5,611	Xilinx, Inc.	261,978

		4,838,605

Machinery Manufacturing - 1.2%
30,014	Applied Materials, Inc.	489,528
4,876	Lam Research Corp. (a)	239,997

		729,525

Publishing Industries (except Internet) - 0.3%
15,742	NVIDIA Corp.	227,157

	TOTAL COMMON STOCKS (Cost $5,838,340)	$5,795,287

SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
19,895,092	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$19,895,092
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	1
9,655,299	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	9,655,299

	TOTAL SHORT TERM INVESTMENTS (Cost $29,550,392)	$29,550,392

	TOTAL INVESTMENTS (Cost $35,388,732) - 56.9% (c)	$35,345,679
	Other Assets in Excess of Liabilities - 43.1%	26,723,613

	TOTAL NET ASSETS - 100.0%	$62,069,292

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,550,392.

ADR - American Depository Receipt

Direxion Daily Semicondoctor Bull 3X Shares

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PHLX Semiconductor Sector Index	246,343	$89,068,214	(0.192%)	10/14/2013	$30,175,580
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	80,967	39,326,553	(0.392%)	1/21/2015	(622,478)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	50,295	24,243,788	(0.192%)	3/11/2015	(204,576)

			$152,638,555			$29,348,526

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 79.4%
Money Market Funds - 79.4%
	22,322,872	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$22,322,872
	1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
	8,642,880	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,642,880

		TOTAL SHORT TERM INVESTMENTS (Cost $30,965,753)	$30,965,753

		TOTAL INVESTMENTS (Cost $30,965,753) - 79.4% (b)	$30,965,753
		Other Assets in Excess of Liabilities - 20.6%	8,056,565

		TOTAL NET ASSETS - 100.0%	$39,022,318

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,965,753.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PHLX Semiconductor Sector Index	148,393	$64,958,009	(0.208%)	4/1/2014	$(6,350,751)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	63,678	29,846,290	0.042%	11/24/2014	(641,110)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	32,956	15,734,048	(0.208%)	3/11/2015	(20,845)

			$110,538,347			$(7,012,706)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 11.5%
	212,832	Energy Select Sector SPDR Fund	$17,547,999

		TOTAL INVESTMENT COMPANIES (Cost $17,457,584)	$17,547,999

SHORT TERM INVESTMENTS - 40.1%
Money Market Funds - 40.1%
	61,027,041	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$61,027,041

		TOTAL SHORT TERM INVESTMENTS (Cost $61,027,041)	$61,027,041

		TOTAL INVESTMENTS (Cost $78,484,625) - 51.6%(b)	$78,575,040
		Other Assets in Excess of Liabilities - 48.4%	73,765,477

		TOTAL NET ASSETS - 100.0%	$152,340,517

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,027,041.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Energy Select Sector Index	8,316	$6,686,947	(0.442%)	12/30/2013	$193,268
Credit Suisse International	Energy Select Sector Index	513,877	336,849,785	(0.492%)	12/11/2014	94,484,215
BNP Paribas	Energy Select Sector Index	5,340	4,449,163	(0.442%)	2/19/2015	(32,095)
BNP Paribas	Energy Select Sector Index	3,830	3,168,311	(0.442%)	3/19/2015	(633)

			$351,154,206			$94,644,755

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 72.2%
Money Market Funds - 72.2%
	47,872,440	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$47,872,440
	11,834,337	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	11,834,337

		TOTAL SHORT TERM INVESTMENTS (Cost $59,706,777)	$59,706,777

		TOTAL INVESTMENTS (Cost $59,706,777) - 72.2% (b)	$59,706,777
		Other Assets in Excess of Liabilities - 27.8%	23,024,017

		TOTAL NET ASSETS - 100.0%	$82,730,794

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $59,706,777.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Energy Select Sector Index	33,762	$26,950,350	(0.258%)	12/30/2013	$(1,066,404)
Credit Suisse International	Energy Select Sector Index	95,703	75,304,851	(0.008%)	4/1/2014	(4,284,738)
BNP Paribas	Energy Select Sector Index	14,791	11,435,445	(0.508%)	1/22/2015	(813,559)
Morgan Stanley Capital Services	Energy Select Sector Index	57,289	47,324,724	(0.063%)	1/30/2015	(57,454)
BNP Paribas	Energy Select Sector Index	80,210	66,455,579	(0.508%)	2/19/2015	88,723
BNP Paribas	Energy Select Sector Index	2,780	2,290,706	(0.508%)	3/19/2015	(8,580)
Deutsche Bank AG London	Energy Select Sector Index	15,556	12,006,281	(0.058%)	9/23/2015	(925,411)

			$241,767,936			$(7,067,423)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 2.9%
Accommodation - 0.0%
	8,894	Host Hotels & Resorts, Inc.	$158,847

Administrative and Support Services - 0.0%
	477	Dun & Bradstreet Corp.	49,431
	1,440	Equifax, Inc.	91,051
	1,039	Lender Processing Services, Inc.	33,955

			174,437

Amusement, Gambling, and Recreation Industries - 0.0%
	910	Global Payments, Inc.	42,142

Computer and Electronic Product Manufacturing - 0.0%
	1,140	CoreLogic, Inc. (a)	31,806

Credit Intermediation and Related Activities - 1.3%
	11,315	American Express Co.	834,708
	2,407	Ameriprise Financial, Inc.	214,223
	128,746	Bank of America Corp.	1,879,692
	536	Bank of Hawaii Corp.	29,823
	13,861	Bank of New York Mellon Corp.	435,928
	769	BankUnited, Inc.	23,255
	8,380	BB&T Corp.	299,082
	316	BOK Financial Corp.	21,074
	6,976	Capital One Financial Corp.	481,483
	2,341	CapitalSource, Inc.	28,326
	2,403	CIT Group, Inc. (a)	120,414
	36,340	Citigroup, Inc.	1,894,768
	2,229	Comerica, Inc.	94,822
	919	Commerce Bancshares, Inc.	41,934
	621	Cullen/Frost Bankers, Inc.	44,737
	5,857	Discover Financial Services	289,980
	1,626	East West Bancorp, Inc.	50,130
	10,446	Fifth Third Bancorp	200,877
	90	First Citizens BancShares, Inc. Class A	18,855
	2,881	First Horizon National Corp.	35,523
	4,227	First Niagara Financial Group, Inc.	45,187
	1,390	First Republic Bank	60,034
	811	FleetCor Technologies, Inc. (a)	72,803
	2,331	Fulton Financial Corp.	29,347
	6,311	Hudson City Bancorp, Inc.	60,333
	45,139	JPMorgan Chase & Co.	2,515,596
	10,993	KeyCorp	135,104
	1,541	M&T Bank Corp.	180,081
	256	Nationstar Mortgage Holdings, Inc. (a)	11,848
	5,265	New York Community Bancorp, Inc.	79,870
	2,857	Northern Trust Corp.	167,249
	1,238	Ocwen Financial Corp. (a)	58,954
	3,697	People’s United Financial, Inc.	55,455
	6,323	PNC Financial Services Group, Inc.	480,864
	1,233	Popular, Inc. (a)	40,566
	16,879	Regions Financial Corp.	168,959
	564	Signature Bank (a)	51,634
	5,305	SLM Corp.	131,087
	5,447	State Street Corp.	379,492
	6,451	SunTrust Banks, Inc.	224,430
	538	SVB Financial Group (a)	46,924
	10,189	Synovus Financial Corp.	33,929
	1,957	TCF Financial Corp.	29,825
	941	TFS Financial Corp. (a)	10,981
	22,089	U.S. Bancorp	824,361
	2,379	Valley National Bancorp	24,623
	6,239	Visa, Inc. Class A	1,104,365
	1,244	Washington Federal, Inc.	27,057
	57,659	Wells Fargo & Co.	2,508,166
	6,653	Western Union Co.	119,488
	2,200	Zions Bancorporation	65,208

			16,783,454

Data Processing, Hosting and Related Services - 0.0%
	1,590	Fiserv, Inc. (a)	153,022
	1,951	Total System Services, Inc.	53,477

			206,499

Forestry and Logging - 0.0%
	1,945	Plum Creek Timber Co., Inc.	94,877
	6,541	Weyerhaeuser Co.	185,764

			280,641

Funds, Trusts, and Other Financial Vehicles - 0.0%
3,620	American Capital Ltd. (a)	49,449
3,201	Ares Capital Corp.	56,946

		106,395

Insurance Carriers and Related Activities - 0.7%
4,063	ACE Ltd.	371,277
5,568	Aflac, Inc.	343,434
200	Alleghany Corp. (a)	80,776
413	Allied World Assurance Co. Holdings AG	39,091
5,597	Allstate Corp.	285,335
928	American Financial Group, Inc.	47,968
17,631	American International Group, Inc. (a)	802,387
87	American National Insurance Co.	9,788
3,692	Aon PLC	249,210
1,589	Arch Capital Group Ltd. (a)	86,044
1,514	Arthur J. Gallagher & Co.	67,191
792	Aspen Insurance Holdings Ltd.	29,692
919	Assurant, Inc.	49,773
2,013	Assured Guaranty Ltd.	43,561
1,424	Axis Capital Holdings Ltd.	62,030
21,493	Berkshire Hathaway, Inc. Class B (a)	2,490,394
1,408	Brown & Brown, Inc.	46,450
3,096	Chubb Corp.	267,804
1,952	Cincinnati Financial Corp.	95,648
315	CNA Financial Corp.	11,186
515	Endurance Specialty Holdings Ltd.	27,105
297	Erie Indemnity Co. Class A	23,870
597	Everest Re Group Ltd.	79,717
2,718	Fidelity National Financial, Inc. Class A	66,537
5,889	Genworth Financial, Inc. Class A (a)	76,498
526	Hanover Insurance Group, Inc.	28,315
5,444	Hartford Financial Services Group, Inc.	168,002
1,199	HCC Insurance Holdings, Inc.	53,392
895	ING US Inc. (a)	27,852
568	Kemper Corp.	19,852
3,206	Lincoln National Corp.	133,594
3,668	Loews Corp.	167,077
165	Markel Corp. (a)	87,450
6,584	Marsh & McLennan Companies, Inc.	275,672
1,692	MBIA, Inc. (a)	22,842
321	Mercury General Corp.	14,188
10,677	MetLife, Inc.	516,980
3,100	Old Republic International Corp.	44,795
689	PartnerRE Ltd.	61,693
3,504	Principal Financial Group, Inc.	151,933
738	ProAssurance Corp.	39,505
7,203	Progressive Corp.	187,350
937	Protective Life Corp.	40,600
5,541	Prudential Financial, Inc.	437,573
866	Reinsurance Group of America, Inc.	58,966
532	RenaissanceRe Holdings Ltd.	46,268
529	StanCorp Financial Group, Inc.	28,085
1,105	Torchmark Corp.	78,543
4,495	Travelers Companies, Inc.	375,557
3,188	Unum Group	100,868
1,246	Validus Holdings Ltd.	44,146
1,295	W.R. Berkley Corp.	54,869
74	White Mountains Insurance Group Ltd.	44,252
3,486	XL Group PLC	109,286

		9,172,271

Management of Companies and Enterprises - 0.1%
2,003	Associated Banc-Corp	33,931
558	City National Corp.	38,798
5,476	Goldman Sachs Group, Inc.	898,228
10,017	Huntington Bancshares, Inc.	85,645
18,185	Morgan Stanley	494,814

		1,551,416

Professional, Scientific, and Technical Services - 0.1%
587	Alliance Data Systems Corp. (a)	116,097
1,448	Broadridge Financial Solutions, Inc.	41,905
525	FactSet Research System, Inc.	57,319
1,028	Jack Henry & Associates, Inc.	49,652
676	LPL Investment Holdings, Inc.	25,729
1,396	MasterCard, Inc. Class A	852,412
2,322	Moody’s Corp.	157,362

		1,300,476

Publishing Industries (except Internet) - 0.0%
1,442	MSCI, Inc. Class A (a)	50,542
4,459	Thomson Reuters Corp.	151,740

		202,282

Real Estate - 0.4%
853	Alexandria Real Estate Equities, Inc.	58,430
1,251	American Campus Communities, Inc.	48,051
4,735	American Capital Agency Corp.	106,680
11,314	Annaly Capital Management, Inc.	134,863
1,742	Apartment Investment & Management Co. Class A	51,180
1,545	AvalonBay Communities, Inc.	209,100
2,225	Biomed Realty Trust, Inc.	45,968
1,812	Boston Properties, Inc.	193,793
1,870	Brandywine Realty Trust	26,068
920	BRE Properties, Inc.	48,815
1,013	Camden Property Trust	71,457
1,948	CBL & Associates Properties, Inc.	44,356
3,332	CBRE Group, Inc. Class A (a)	77,202
12,272	Chimera Investment Corp.	36,571
1,413	CommonWealth REIT	32,598
1,024	Corporate Office Properties Trust	26,092
1,376	Corrections Corporation of America	45,477
3,153	DDR Corp.	53,853
1,534	Digital Realty Trust, Inc.	84,815
1,703	Douglas Emmett, Inc.	42,592
3,842	Duke Realty Corp.	63,278
995	Equity Lifestyle Properties, Inc.	38,298
4,301	Equity Residential	240,856
454	Essex Property Trust, Inc.	73,226
1,325	Extra Space Storage, Inc.	55,716
779	Federal Realty Investment Trust	82,052
1,886	Forest City Enterprises, Inc. Class A (a)	33,043
7,100	General Growth Properties, Inc.	147,254
1,180	Hatteras Financial Corp.	23,706
5,428	HCP, Inc.	238,126
3,398	Health Care REIT, Inc.	219,137
1,331	Healthcare Trust of America, Inc. Class A	14,575
679	Home Properties, Inc.	43,327
1,669	Hospitality Properties Trust	47,550
472	Howard Hughes Corp. (a)	51,547
527	Jones Lang LaSalle, Inc.	47,973
901	Kilroy Realty Corp.	47,158
4,882	Kimco Realty Corp.	110,089
1,281	Liberty Property Trust	48,947
1,642	Macerich Co.	101,886
1,050	Mack-Cali Realty Corp.	25,263
4,315	MFA Financial, Inc.	34,434
510	Mid-America Apartment Communities, Inc.	34,450
1,414	National Retail Properties, Inc.	49,476
1,387	Omega Healthcare Investors, Inc.	44,149
2,002	Piedmont Office Realty Trust, Inc. Class A	36,216
652	Post Properties, Inc.	30,331
5,950	Prologis, Inc.	228,242
1,710	Public Storage	272,266
1,505	Rayonier, Inc.	87,952
1,434	Realogy Holdings Corp. (a)	64,473
2,344	Realty Income Corp.	101,753
1,094	Regency Centers Corp.	57,687
1,599	Retail Properties of America, Inc. Class A	22,530
2,246	Senior Housing Properties Trust	56,487
1,094	SL Green Realty Corp.	99,171
3,703	Simon Property Group, Inc.	592,702
796	St Joe Co. (a)	18,053
1,985	Starwood Property Trust, Inc.	50,419
1,128	Tanger Factory Outlet Centers, Inc.	36,581
762	Taubman Centers, Inc.	55,794
4,362	Two Harbors Investment Corp.	43,751
2,995	UDR, Inc.	74,995
3,501	Ventas, Inc.	230,156
2,232	Vornado Realty Trust	189,296
1,455	Weingarten Realty Investors	45,571
686	WP Carey Inc.	48,445

		5,796,348

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
630	Affiliated Managers Group (a)	113,621
152	Artisan Partners Asset Management, Inc. (a)	8,056
1,559	BlackRock, Inc.	439,576
1,042	CBOE Holdings, Inc.	52,204
13,112	Charles Schwab Corp.	289,644
3,785	CME Group, Inc.	280,014
3,426	E*TRADE Financial Corp. (a)	51,047
1,433	Eaton Vance Corp.	57,994
1,108	Federated Investors, Inc. Class B	32,165
4,906	Franklin Resources, Inc.	239,805
559	Interactive Brokers Group, Inc. Class A	9,056
869	IntercontinentalExchange, Inc. (a)	158,549

Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
5,310	Invesco Ltd.	170,929
1,530	Lazard Ltd. Class A	55,631
1,327	Legg Mason, Inc.	45,636
247	Morningstar, Inc.	18,826
1,331	NASDAQ OMX Group, Inc.	43,124
2,902	NYSE Euronext	122,348
1,456	Raymond James Financial, Inc.	64,166
1,722	SEI Investments Co.	54,432
3,097	T. Rowe Price Group, Inc.	233,018
2,781	TD Ameritrade Holding Corp.	75,171
1,044	Vantiv, Inc. Class A (a)	27,238
1,026	Waddell & Reed Financial, Inc. Class A	52,388

		2,694,638

Telecommunications - 0.1%
4,723	American Tower Corp.	334,341
3,501	Fidelity National Information Services, Inc.	151,103

		485,444

Wood Product Manufacturing - 0.0%
3,533	Leucadia National Corp.	94,790

	TOTAL COMMON STOCKS (Cost $39,281,185)	$39,081,886

SHORT TERM INVESTMENTS - 59.5%
Money Market Funds - 59.5%
572,338,298	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$572,338,298
114,101,930	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	114,101,930
122,535,890	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	122,535,890

	TOTAL SHORT TERM INVESTMENTS (Cost $808,976,118)	$808,976,118

	TOTAL INVESTMENTS (Cost $848,257,303) - 62.4% (c)	$848,058,004
	Other Assets in Excess of Liabilities - 37.6%	511,808,961

	TOTAL NET ASSETS - 100.0%	$1,359,866,965

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $808,976,118.

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

July 31, 3013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 1000® Financial Services Index	369,403	$399,771,735	(0.392%)	7/17/2014	$8,394,596
BNP Paribas	Russell 1000® Financial Services Index	353,130	363,635,224	(0.442%)	11/20/2014	27,696,710
BNP Paribas	Russell 1000® Financial Services Index	202,620	217,015,773	(0.442%)	12/18/2014	7,208,856
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	515,750	544,577,879	(0.792%)	12/30/2014	25,263,267
Citibank N.A.	Russell 1000® Financial Services Index	453,870	482,305,078	(0.542%)	12/31/2014	19,234,007
BNP Paribas	Russell 1000® Financial Services Index	267,450	284,518,946	(0.442%)	1/22/2015	11,105,790
Credit Suisse International	Russell 1000® Financial Services Index	1,075,490	778,206,010	(0.492%)	1/23/2015	434,949,638
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	390,417	437,181,148	(0.491%)	1/27/2015	(5,962,963)
BNP Paribas	Russell 1000® Financial Services Index	30,440	33,659,591	(0.442%)	2/19/2015	(38,230)

			$3,540,871,384			$527,851,671

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 84.0%
Money Market Funds - 84.0%
346,745,219	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$346,745,219
66,396,160	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	66,396,160
58,526,729	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	58,526,729

	TOTAL SHORT TERM INVESTMENTS (Cost $471,668,108)	$471,668,108

	TOTAL INVESTMENTS (Cost $471,668,108) - 84.0% (b)	$471,668,108
	Other Assets in Excess of Liabilities - 16.0%	89,956,432

	TOTAL NET ASSETS - 100.0%	$561,624,540

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $471,668,108.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	180,009	$178,829,167	(0.408%)	9/25/2013	$(21,157,290)
Credit Suisse International	Russell 1000® Financial Services Index	333,445	331,003,323	(0.408%)	4/1/2014	(39,962,739)
BNP Paribas	Russell 1000® Financial Services Index	45,463	47,678,876	(0.608%)	12/18/2014	(2,674,398)
Citibank N.A.	Russell 1000® Financial Services Index	217,320	230,522,190	(0.558%)	12/31/2014	(9,869,647)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	209,150	234,089,046	(0.409%)	1/21/2015	3,025,567
BNP Paribas	Russell 1000® Financial Services Index	215,800	225,693,029	(0.608%)	1/22/2015	(13,246,790)
BNP Paribas	Russell 1000® Financial Services Index	37,450	41,130,642	(0.608%)	2/19/2015	(254,263)
Deutsche Bank AG London	Russell 1000® Financial Services Index	286,958	307,455,543	(0.308%)	8/21/2017	(9,773,278)

			$1,596,401,816			$(93,912,838)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 19.8%
393,290	Vanguard REIT ETF	$27,270,729

	TOTAL INVESTMENT COMPANIES (Cost $29,100,640)	$27,270,729

SHORT TERM INVESTMENTS - 53.4%
Money Market Funds - 53.4%
51,419,478	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$51,419,478
22,332,985	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	22,332,985

	TOTAL SHORT TERM INVESTMENTS (Cost $73,752,463)	$73,752,463

	TOTAL INVESTMENTS (Cost $102,853,103) - 73.2% (b)	$101,023,192
	Other Assets in Excess of Liabilities - 26.8%	37,048,692

	TOTAL NET ASSETS - 100.0%	$138,071,884

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,752,463.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	118,551	$85,293,981	(0.392%)	7/17/2014	$33,723,452
BNP Paribas	MSCI US REIT IndexSM	1,748	1,003,742	(0.442%)	12/18/2014	(8,424)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	103,211	99,256,445	(0.542%)	12/30/2014	(917,372)
BNP Paribas	MSCI US REIT IndexSM	88,874	84,594,717	(0.442%)	1/22/2015	946,022
Credit Suisse International	MSCI US REIT IndexSM	93,410	69,106,340	(0.442%)	1/23/2015	24,488,374
BNP Paribas	MSCI US REIT IndexSM	733	697,706	(0.442%)	2/19/2015	(19,412)

			$339,952,931			$58,212,640

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 78.4%
Money Market Funds - 78.4%
	5,020,071	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,020,071
	2,430,054	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	2,430,054
	1,882,017	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,882,017

		TOTAL SHORT TERM INVESTMENTS (Cost $9,332,142)	$9,332,142

		TOTAL INVESTMENTS (Cost $9,332,142) - 78.4% (b)	$9,332,142
		Other Assets in Excess of Liabilities - 21.6%	2,566,685

		TOTAL NET ASSETS - 100.0%	$11,898,827

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $9,332,142.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Bank of America Merrill Lynch	MSCI US REIT IndexSM	7,944	$7,128,949	(0.508%)	9/25/2013	$(467,153)
Credit Suisse International	MSCI US REIT IndexSM	9,017	8,429,892	(0.758%)	3/10/2014	(293,048)
Deutsche Bank AG London	MSCI US REIT IndexSM	5,878	5,505,449	(0.708%)	7/17/2014	(118,208)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	8,191	8,094,002	(0.559%)	1/21/2015	291,813
BNP Paribas	MSCI US REIT IndexSM	1,255	1,189,315	(0.758%)	1/22/2015	(7,339)
BNP Paribas	MSCI US REIT IndexSM	2,954	2,881,174	(0.758%)	2/19/2015	67,640
BNP Paribas	MSCI US REIT IndexSM	2,265	2,155,509	(0.758%)	3/19/2015	(431)

			$35,384,290			$(526,726)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 5.3%
174,200	Technology Select Sector SPDR Fund	$5,525,624

	TOTAL INVESTMENT COMPANIES (Cost $5,530,214)	$5,525,624

SHORT TERM INVESTMENTS - 58.5%
Money Market Funds - 58.5%
49,712,914	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$49,712,914
11,429,376	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	11,429,376

	TOTAL SHORT TERM INVESTMENTS (Cost $61,142,290)	$61,142,290

	TOTAL INVESTMENTS (Cost $66,672,504) - 63.8% (b)	$66,667,914
	Other Assets in Excess of Liabilities - 36.2%	37,790,621

	TOTAL NET ASSETS - 100.0%	$104,458,535

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $61,142,290.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Bank of America Merrill Lynch	Technology Select Sector Index	150,465	$45,695,255	(0.642%)	1/29/2014	$2,254,592
BNP Paribas	Technology Select Sector Index	45,981	14,003,900	(0.442%)	3/20/2014	797,154
BNP Paribas	Technology Select Sector Index	18,474	5,378,880	(0.442%)	5/15/2014	557,554
Credit Suisse International	Technology Select Sector Index	493,728	150,189,553	(0.492%)	5/19/2014	7,199,807
BNP Paribas	Technology Select Sector Index	1,385	411,358	(0.442%)	8/21/2014	31,404
Deutsche Bank AG London	Technology Select Sector Index	259,441	81,881,702	(0.692%)	5/10/2016	570,699

			$297,560,648			$11,411,210

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.0%
Money Market Funds - 76.0%
12,164,793	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$12,164,793
4,235,615	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,235,615

	TOTAL SHORT TERM INVESTMENTS (Cost $16,400,408)	$16,400,408

	TOTAL INVESTMENTS (Cost $16,400,408) - 76.0% (b)	$16,400,408
	Other Assets in Excess of Liabilities - 24.0%	5,183,183

	TOTAL NET ASSETS - 100.0%	$21,583,591

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $16,400,408.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Bank of America Merrill Lynch	Technology Select Sector Index	46,650	$14,210,100	(0.358%)	1/29/2014	$(692,447)
Credit Suisse International	Technology Select Sector Index	99,538	29,997,402	(0.058%)	3/10/2014	(1,771,871)
Deutsche Bank AG London	Technology Select Sector Index	57,729	18,041,636	(0.308%)	6/30/2014	(307,712)

			$62,249,138			$(2,772,030)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
2,497,578	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,497,578

	TOTAL SHORT TERM INVESTMENTS (Cost $2,497,578)	$2,497,578

	TOTAL INVESTMENTS (Cost $2,497,578) - 67.0% (b)	$2,497,578
	Other Assets in Excess of Liabilities - 33.0%	1,230,768

	TOTAL NET ASSETS - 100.0%	$3,728,346

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,497,578.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	38,191	$4,098,158	0.058%	3/3/2014	$(187,442)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	71,466	7,514,005	0.658%	9/17/2015	(160,398)

			$11,612,163			$(347,840)

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 63.6%
Money Market Funds - 63.6%
37,699,205	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$37,699,205

	TOTAL SHORT TERM INVESTMENTS (Cost $37,699,205)	$37,699,205

	TOTAL INVESTMENTS (Cost $37,699,205) - 63.6% (b)	$37,699,205
	Other Assets in Excess of Liabilities - 36.4%	21,612,923

	TOTAL NET ASSETS - 100.0%	$59,312,128

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,699,205.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	855,409	$90,761,957	(0.558%)	3/21/2014	$3,068,923
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	889,070	89,431,419	(1.658%)	9/17/2015	(4,644,807)

			$180,193,376			$(1,575,884)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 65.4%
198,090	iShares 20+ Year Treasury Bond ETF	$21,334,293

	TOTAL INVESTMENT COMPANIES (Cost $22,478,011)	$21,334,293

SHORT TERM INVESTMENTS - 26.3%
Money Market Funds - 26.3%
5,260,869	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,260,869
590,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	590,000
2,750,289	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,750,289

	TOTAL SHORT TERM INVESTMENTS (Cost $8,601,158)	$8,601,158

	TOTAL INVESTMENTS (Cost $31,079,169) - 91.7% (b)	$29,935,451
	Other Assets in Excess of Liabilities - 8.3%	2,703,311

	TOTAL NET ASSETS - 100.0%	$32,638,762

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,601,158.

Long Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	66,840	$8,196,671	0.158%	3/6/2014	$(944,464)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	284,107	32,167,643	0.058%	3/10/2014	(1,358,172)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	6,760	790,605	(0.442%)	8/21/2014	(64,278)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	19,635	2,313,724	(0.442%)	11/20/2014	(202,601)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	122,775	13,429,091	(0.191%)	1/12/2015	(209,009)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	21,685	2,368,476	(0.291%)	1/28/2015	(33,193)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	189,266	20,580,417	0.108%	9/17/2015	(176,654)

			$79,846,627			$(2,988,371)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

July 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 63.9%
Money Market Funds - 63.9%
231,640,303	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$231,640,303
11,050,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	11,050,000
79,589,685	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	79,589,685

	TOTAL SHORT TERM INVESTMENTS (Cost $322,279,988)	$322,279,988

	TOTAL INVESTMENTS (Cost $322,279,988) - 63.9% (b)	$322,279,988
	Other Assets in Excess of Liabilities - 36.1%	181,902,621

	TOTAL NET ASSETS - 100.0%	$504,182,609

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at July 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $322,279,988.

Short Equity Swap Contracts

July 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

BNP Paribas	iShares 20+ Year Treasury Bond ETF	180,210	$21,314,579	(0.758%)	3/20/2014	$1,765,651
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	4,018,872	467,228,988	(0.558%)	4/7/2014	31,033,617
BNP Paribas	iShares 20+ Year Treasury Bond ETF	132,510	16,447,826	(0.758%)	4/17/2014	2,071,865
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	2,639,172	318,295,515	(0.658%)	5/9/2014	31,827,990
BNP Paribas	iShares 20+ Year Treasury Bond ETF	83,580	10,244,023	(0.758%)	6/19/2014	1,193,241
BNP Paribas	iShares 20+ Year Treasury Bond ETF	51,160	6,241,806	(0.758%)	7/17/2014	703,556
BNP Paribas	iShares 20+ Year Treasury Bond ETF	200,000	23,103,378	(0.758%)	8/21/2014	1,477,598
BNP Paribas	iShares 20+ Year Treasury Bond ETF	186,205	22,018,061	(0.758%)	9/18/2014	1,895,263
BNP Paribas	iShares 20+ Year Treasury Bond ETF	427,730	51,825,864	(0.758%)	11/20/2014	5,636,430
BNP Paribas	iShares 20+ Year Treasury Bond ETF	522,400	61,139,915	(0.758%)	12/18/2014	4,783,756
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	952,595	101,933,475	(0.708%)	1/12/2015	(688,837)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	950,000	104,180,660	(0.758%)	1/22/2015	1,778,735
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	411,345	44,216,743	(0.808%)	1/28/2015	(93,677)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	3,288,378	353,517,221	(0.508%)	9/17/2015	(1,018,592)

			$1,601,708,054			$82,366,596

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Cost of investments	$5,062,155	$4,493,037	$6,551,514
Gross unrealized appreciation	$176,602	$934,059	$606,311
Gross unrealized depreciation	$(39,798)	$(3,320)	$(1)

Net unrealized appreciation/(depreciation)	$136,804	$930,739	$606,310

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Cost of investments	$300,208	$312,632	$1,865,654
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Cost of investments	$1,460,010	$150,047,582	$177,237,867
Gross unrealized appreciation	$0	$7,683	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$7,683	$0

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Cost of investments	$31,314,585	$7,262,583	$349,712,165
Gross unrealized appreciation	$0	$0	$251,322
Gross unrealized depreciation	$(10,203)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(10,203)	$0	$251,322

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Cost of investments	$711,233,474	$3,633,582	$2,746,535
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(228,811)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(228,811)	$0

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares
Cost of investments	$43,428,788	$7,663,084	$21,628,506
Gross unrealized appreciation	$0	$0	$1,798
Gross unrealized depreciation	$(6,681)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(6,681)	$0	$1,798

	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Cost of investments	$7,397,309	$251,249,369	$82,079,016
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(971,460)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(971,460)	$0

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Japan Bear 3X Shares
Cost of investments	$23,620,139	$4,572,125	$2,500,000
Gross unrealized appreciation	$0	$24,505	$0
Gross unrealized depreciation	$(1,484,090)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(1,484,090)	$24,505	$0

	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Cost of investments	$18,977,136	$16,673,954	$5,991,255
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(1,158,579)	$(439,824)	$(0)

Net unrealized appreciation/(depreciation)	$(1,158,579)	$(439,824)	$0

	Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares
Cost of investments	$1,167,877	$1,590,017	$2,216,431
Gross unrealized appreciation	$0	$0	$15,847
Gross unrealized depreciation	$(7,873)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(7,873)	$0	$15,847

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Cost of investments	$379,944,466	$96,415,045	$36,283,348
Gross unrealized appreciation	$5,893,868	$0	$1,631,077
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$5,893,868	$0	$1,631,077

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Cost of investments	$12,451,404	$5,925,806	$15,815,414
Gross unrealized appreciation	$0	$0	$84,809
Gross unrealized depreciation	$(134,760)	$(0)	$(2,818)

Net unrealized appreciation/(depreciation)	$(134,760)	$0	$81,991

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares
Cost of investments	$35,426,001	$30,965,753	$78,484,625
Gross unrealized appreciation	$0	$0	$90,415
Gross unrealized depreciation	$(80,322)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(80,322)	$0	$90,415

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Cost of investments	$59,706,777	$848,306,920	$471,668,108
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(248,916)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(248,916)	$0

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
Cost of investments	$102,853,103	$9,332,142	$66,672,504
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(1,829,911)	$(0)	$(4,590)

Net unrealized appreciation/(depreciation)	$(1,829,911)	$0	$(4,590)

	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Cost of investments	$16,400,408	$2,497,578	$37,699,205
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost of investments	$31,079,169	$322,279,988
Gross unrealized appreciation	$0	$0
Gross unrealized depreciation	$(1,143,718)	$(0)

Net unrealized appreciation/(depreciation)	$(1,143,718)	$322,279,988

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report. The Direxion Daily Brazil Bull 3X Shares and the Direxion Daily South Korea Bull 3X Shares commenced operations on April 10, 2013. The Direxion Daily Brazil Bear 3X Shares and the Direxion Daily South Korea Bear 3X Shares commenced operations on May 1, 2013. The Direxion Daily Japan Bull 3X Shares and the Direxion Daily Japan Bear 3X Shares commenced operations on June 26, 2013.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 -	Quoted prices in active markets for identical securities

Level 2 -	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2013:

	Direxion All Cap Insider Sentiment Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,198,959	$—	$—	$5,198,959	$5,068,378	$—	$—	$5,068,378
Short-Term Investments	—	—	—	—	355,398	—	—	355,398

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,157,824	$—	$—	$7,157,824	$—	$—	$—	$—
Short-Term Investments	—	—	—	—	300,208	—	—	300,208
Other Financial Instruments**	—	—	—	—	—	(126,052)	—	(126,052)

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$312,632	$—	$—	$312,632	$1,865,654	$—	$—	$1,865,654
Other Financial Instruments**	—	45,017	—	45,017	—	486,921	—	486,921

	Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,460,010	$—	$—	$1,460,010
Other Financial Instruments**	—	79,773	—	79,773

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,944,804	$—	$—	$2,944,804	$—	$—	$—	$—
Short-Term Investments	147,110,461	—	—	147,110,461	177,237,867	—	—	177,237,867
Other Financial Instruments**	—	78,333,042	—	78,333,042	—	(51,533,427)	—	(51,533,427)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,239,717	$—	$—	$4,239,717	$—	$—	$—	$—
Short-Term Investments	27,064,665	—	—	27,064,665	7,262,583	—	—	7,262,583
Other Financial Instruments**	—	15,018,576	—	15,018,576	—	(1,226,181)	—	(1,226,181)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$44,836,031	$—	$—	$44,836,031	$—	$—	$—	$—
Short-Term Investments	305,127,456	—	—	305,127,456	711,233,474	—	—	711,233,474
Other Financial Instruments**	—	214,688,413	—	214,688,413	—	(194,438,204)	—	(194,438,204)

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Brazil Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,836,309	$—	$—	$1,836,309	$—	$—	$—	$—
Short-Term Investments	1,568,462	—	—	1,568,462	2,746,535	—	—	2,746,535
Other Financial Instruments**	—	(676,680)	—	(676,680)	—	2,318,472	—	2,318,472

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,894,308	$—	$—	$7,894,308	$—	$—	$—	$—
Short-Term Investments	35,527,799	—	—	35,527,799	7,663,084	—	—	7,663,084
Other Financial Instruments**	—	18,975,073	—	18,975,073	—	(2,336,257)	—	(2,336,257)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,829,480	$—	$—	$4,829,480	$—	$—	$—	$—
Short-Term Investments	16,800,824	—	—	16,800,824	7,397,309	—	—	7,397,309
Other Financial Instruments**	—	3,269,535	—	3,269,535	—	(317,211)	—	(317,211)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$93,467,869	$—	$—	$93,467,869	$—	$—	$—	$—
Short-Term Investments	156,810,040	—	—	156,810,040	82,079,016	—	—	82,079,016
Other Financial Instruments**	—	(17,112,220)	—	(17,112,220)	—	(4,550,750)	—	(4,550,750)

	Direxion Daily India Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$7,430,330	$—	$—	$7,430,330
Short-Term Investments	14,705,719	—	—	14,705,719
Other Financial Instruments**	—	(3,730,136)	—	(3,730,136)

	Direxion Daily Japan Bull 3X Shares				Direxion Daily Japan Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$1,026,630	$—	$—	$1,026,630	$—	$—	$—	$—
Short-Term Investments	3,570,000	—	—	3,570,000	2,500,000	—	—	2,500,000
Other Financial Instruments**	—	(12,630)	—	(12,630)	—	(145,706)	—	(145,706)

	Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$5,962,828	$—	$—	$5,962,828
Short-Term Investments	11,855,729	—	—	11,855,729
Other Financial Instruments**	—	(3,763,030)	—	(3,763,030)

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,958,938	$—	$—	$2,958,938	$—	$—	$—	$—
Short-Term Investments	13,275,192	—	—	13,275,192	5,991,255	—	—	5,991,255
Other Financial Instruments**	—	1,657,780	—	1,657,780	—	410,173	—	410,173

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily South Korea Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$439,996	$—	$—	$439,996	$—	$—	$—	$—
Short-Term Investments	720,008	—	—	720,008	1,590,017	—	—	1,590,017
Other Financial Instruments**	—	344,354	—	344,354	—	156,603	—	156,603

	Direxion Daily Basic Materials Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$439,370	$—	$—	$439,370
Short-Term Investments	1,792,908	—	—	1,792,908
Other Financial Instruments**	—	1,727,271	—	1,727,271

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$100,109,651	$—	$—	$100,109,651	$—	$—	$—	$—
Short-Term Investments	285,728,683	—	—	285,728,683	96,415,045		—	96,415,045
Other Financial Instruments**	—	59,748,709	—	59,748,709		(24,076,528)	—	(24,076,528)

	Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$21,045,966	$—	$—	$21,045,966
Short-Term Investments	16,868,459	—	—	16,868,459
Other Financial Instruments**	—	10,292,727	—	10,292,727

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,300,253	$—	$—	$1,300,253	$—	$—	$—	$—
Short-Term Investments	11,016,391	—	—	11,016,391	5,925,806	—	—	5,925,806
Other Financial Instruments**	—	3,566,409	—	3,566,409	—	(464,395)	—	(464,395)

	Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,927,006	$—	$—	$7,927,006
Short-Term Investments	7,970,399	—	—	7,970,399
Other Financial Instruments**	—	6,469,108	—	6,469,108

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,795,287	$—	$—	$5,795,287	$—	$—	$—	$—
Short-Term Investments	29,550,392	—	—	29,550,392	30,965,753	—	—	30,965,753
Other Financial Instruments**	—	29,348,526	—	29,348,526	—	(7,012,706)	—	(7,012,706)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$17,547,999	$—	$—	$17,547,999	$—	$—	$—	$—
Short-Term Investments	61,027,041	—	—	61,027,041	59,706,777	—	—	59,706,777
Other Financial Instruments**	—	94,644,755	—	94,644,755	—	(7,067,423)	—	(7,067,423)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$39,081,886	$—	$—	$39,081,886	$—	$—	$—	$—
Short-Term Investments	808,976,118	—	—	808,976,118	471,668,108	—	—	471,668,108
Other Financial Instruments**	—	527,851,671	—	527,851,671	—	(93,912,838)	—	(93,912,838)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$27,270,729	$—	$—	$27,270,729	$—	$—	$—	$—
Short-Term Investments	73,752,463	—	—	73,752,463	9,332,142	—	—	9,332,142
Other Financial Instruments**	—	58,212,640	—	58,212,640	—	(526,726)	—	(526,726)
		—

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$5,525,624	$—	$—	$5,525,624	$—	$—	$—	$—
Short-Term Investments	61,142,290	—	—	61,142,290	16,400,408	—	—	16,400,408
Other Financial Instruments**	—	11,411,210	—	11,411,210	—	(2,772,030)	—	(2,772,030)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	2,497,578	—	—	2,497,578	37,699,205	—	—	37,699,205
Other Financial Instruments**	—	(347,840)	—	(347,840)	—	(1,575,884)	—	(1,575,884)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income*	$21,334,293	$—	$—	$21,334,293	$—	$—	$—	$—
Short-Term Investments	8,601,158	—	—	8,601,158	322,279,988	—	—	322,279,988
Other Financial Instruments**	—	(2,988,371)	—	(2,988,371)	—	82,366,596	—	82,366,596

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer, President

Date	September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer, President

Date	September 16, 2013

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	September 13, 2013